Registration No. 33-40603
811-6310

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

	REGISTRATION STATEMENT UNDER THE
	SECURITIES ACT OF 1933	[X]

	Pre-Effective Amendment  No.	[   ]

	Post-Effective Amendment No.    14     	[X]

	REGISTRATION STATEMENT UNDER THE
	INVESTMENT COMPANY ACT OF 1940	[X]

	Amendment No.    17      	[X]

GREENWICH STREET SERIES FUND
(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)

(212) 816-6474
Registrant's Telephone Number, including area code

Christina T. Sydor, 388 Greenwich Street, New York, New York 10013 (Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Public Offering)


It is proposed that this filing becomes effective (check appropriate box):


[  ]  Immediately upon filing pursuant to paragraph b
[X]  on April 30, 1998 pursuant to paragraph b
[  ]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


GREENWICH STREET SERIES FUND

FORM N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)

Part A.
Item No.

Prospectus Caption

1. Cover Page

Cover Page

2. Synopsis

Summary

3. Condensed Financial Information

Financial Highlights; The
Portfolio's Performance

4. General Description of
Registrant

Cover Page; Summary; Investment
Goals and Policies of the
Portfolios; Certain Investment
Guidelines; Additional Investments;
Special Considerations and Risk
Factors; Additional Information

5.  Management of the Fund

Management of the Fund; Portfolio
Management; Custodian and Transfer
Agent; Distributor

6.  Capital Stock and Other
Securities

Dividends and Taxes; Additional
Information

7.  Purchase of  Securities Being
Offered

Purchase of Shares; Net Asset
Value; How to Use the Fund;
Distributor; Additional Information


8. Redemption or Repurchase

Purchase of Shares; Redemption of
Shares; How to Use the Fund

9. Legal Proceedings

Not Applicable


Part B
Item No.

Statement of Additional Information
Caption

10.  Cover Page

Cover Page

11.  Table of Contents

Contents

12.  General Information

Distributor; Additional Information

13.  Investment Objective and
Policies

Investment Goals and Policies of
the Portfolios

14.  Management of the Fund

Management of the Fund

15.  Control Persons and Principal
Holders of
       Securities


Management of the Fund


16.  Investment Advisory and other
Services

Management of the Fund; Distributor

17.  Brokerage Allocation

Investment Goals and  Policies of
the Portfolios; Portfolio
Transactions

18.  Capital Stock and Other
Securities

Net Asset Value; Performance Data

19.  Purchase, Redemption and
Pricing of
      Securities being Offered

Purchase of Shares; Redemption of
Shares;

20.  Tax Status

Taxes

21.  Underwriters

Management of the Fund

22.  Calculation of Performance
Data

Performance Data

23.  Financial Statements

Financial Statements


Part C of Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration
Statement.

This Registration Statement contains ten Portfolios of Greenwich Street Series Fund (the "Fund"). Numerous other versions of the Prospectuses will be created from this Registration Statement. The distribution system for each version of the Prospectus is different. These Prospectuses will be filed pursuant to Rule 497.


Greenwich Street
Series Fund


PROSPECTUS	April 30, 1998


Greenwich Street Series Fund (the "Fund") is a diversified, open-end management investment company--a mutual fund--with ten portfolios (the "Portfolios"), each with separate goals and investment policies:

The Appreciation Portfolio's goal is long-term appreciation of capital. This Portfolio invests primarily in equity securities.

The Diversified Strategic Income Portfolio's goal is high current income. This Portfolio invests primarily in three types of fixed-income securities (U.S. government and mortgage-related securities, foreign government bonds and corporate bonds rated below investment grade.

The Emerging Growth Portfolio's goal is to provide capital appreciation. This Portfolio invests primarily in common stocks of small and medium-sized companies, both domestic and foreign, considered to be emerging growth companies by its investment adviser.

The Equity Income Portfolio's primary goal is current income, with a secondary goal of long-term capital appreciation. This Portfolio invests primarily in dividend-paying common stocks, concentrating in securities of companies in the utility industry.

The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the Standard & Poor's Daily Price Index of 500 Common Stocks (the "S&P 500"). This Portfolio invests in the common stocks of companies represented in the S&P 500.

The Growth & Income Portfolio's goal is income and long-term capital growth. This Portfolio invests primarily in dividend-paying equity securities meeting certain specified investment criteria.

The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital. This Portfolio invests in high-quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers.

The International Equity Portfolio's goal is to provide total return on its assets from growth of capital and income. This Portfolio invests in a diversified portfolio of equity securities of established non-U.S. issuers.

The Money Market Portfolio's goal is maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This Portfolio invests in high-quality short-term money market instruments.

The Total Return Portfolio's goal is to provide shareholders with total return, consisting of long-term capital appreciation and income. This Portfolio invests primarily in a diversified portfolio of dividend-paying common stocks.

There can be no guarantee that the Portfolios' goals will be achieved because any investment involves risks. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. government. Although the Money Market Portfolio will seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that the Portfolio will be able to do so. Discussions of the investments that each Portfolio will make, and their related risks, are found in the sections of this Prospectus entitled "Investment Goals and Policies of the Portfolios," "Additional Investments" and "Special Considerations and Risk Factors".

This Prospectus sets forth certain information that you should know about the Fund and each of the Portfolios before investing and should be retained for future reference. Additional information about the Fund and the Portfolios has been filed with the Securities and Exchange Commission (the "SEC") in a document entitled "Statement of Additional Information," (the "SAI") dated April 30, 1998, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth below, or by contacting a Smith Barney Financial Consultant.

The Fund is responsible only for statements that are included in this Prospectus, the SAI or in authorized sales material. The SAI is incorporated by reference into this Prospectus in its entirety. You cannot buy shares of the Fund directly. You can invest in the Fund by buying separate accounts which fund certain variable annuity and variable life insurance contracts (each referred to herein as a "Contract") offered by designated insurance companies.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS OF THE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Greenwich Street Series Fund
388 Greenwich Street
New York, New York 10013

Contract Owner Inquiries: (800) 451-2010

Contents

Summary	3
Financial Highlights	6
Investment Goals and Policies of the Portfolios	11
Certain Investment Strategies	17
Additional Investments	23
Certain Investment Guidelines	25
Special Considerations and Risk Factors	26
Portfolio Transactions	30
Net Asset Value	30
How to Use the Fund	31
Dividends and Taxes	32
Management of the Fund	33
Portfolio Management	34
Custodian and Transfer Agent	35
Distributor	35
Additional Information	35
The Portfolios' Performance	36
Summary
The Fund
The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers a selection of ten Portfolios. See "Investment Goals and Policies of the Portfolios" and "Additional Information."

Management
The organizations that perform services for the Fund are listed below and are described more fully under "Management of the Fund."

Name
Service


Mutual Management Corp. ("MMC" or
"Adviser" and "Administrator")
formerly known as
Smith Barney Mutual Funds Management,
Inc.
Investment Adviser to the Money
Market Portfolio, the Intermediate
High Grade Portfolio, the
Diversified Strategic Income
Portfolio, the Equity Income
Portfolio, the Growth & Income
Portfolio, the Appreciation
Portfolio, the Total Return
Portfolio and the International
Equity Portfolio, and Administrator
to each Portfolio


Davis Skaggs Investment Management, a
division of MMC ("Davis Skaggs" or
"Adviser")
Investment Adviser to the Total
Return Portfolio


Smith Barney Global Capital
Management, Inc. ("Global Capital
Management" or "Adviser")
Sub-Investment Adviser to the
Diversified Strategic Income
Portfolio


Travelers Investment Management
Company ("TIMCO" or "Adviser")
Investment Adviser to the Equity
Index Portfolio


Van Kampen American Capital Asset
Management, Inc. ("VKAC" or
"Adviser")
Investment Adviser to the Emerging
Growth Portfolio


Smith Barney Inc. ("Smith Barney" or
"Distributor")
Distributor


PNC Bank, National Association ("PNC"
or "Custodian")
Custodian to all Portfolios except
International Equity Portfolio and
Diversified Strategic Income
Portfolio


The Chase Manhattan Bank ("Chase" or
"Custodian")
Custodian to International Equity
Portfolio and Diversified Strategic
Income Portfolio


First Data Investor Services Group,
Inc. ("First Data" or "Transfer
Agent")
Transfer and Dividend Paying Agent

The Portfolios pay their respective Advisers an aggregate fee at an annual percentage of the value of the relevant Portfolio's average net assets as follows:

Appreciation Portfolio
0.55%
Diversified Strategic Income
Portfolio
0.45%
Emerging Growth Portfolio
0.75%
Equity Income Portfolio
0.45%
Equity Index Portfolio
0.15%
Growth & Income Portfolio
0.45%
Intermediate High Grade
Portfolio
0.40%
International Equity
Portfolio
0.85%
Money Market Portfolio
0.30%
Total Return Portfolio
0.55%

Global Capital Management, as Sub-Adviser to the Diversified Strategic Income Portfolio, is paid a fee by MMC, the Portfolio's Adviser, at the annual percentage of 0.15% of the value of the Portfolio's average net assets. MMC, as Administrator of the Portfolios, is paid a fee at the annual percentage of 0.20% of the value of each Portfolio's average net assets, except with respect to the Equity Index Portfolio, for which it is paid a fee at an annual percentage of 0.06% of the value of the Portfolio's average net assets. The management fees paid by the Appreciation, Total Return, International Equity and Emerging Growth Portfolios are higher than those fees paid by most other investment companies, but not necessarily higher than those paid by funds with similar investment objectives and policies. See "Management of the Fund."

Buying Shares
Shares of the Fund are offered only to Contract owners as set forth in the specific Contract. Typically a Contract owner can direct the allocation of part or all of his or her net purchase payment to one or more of the ten Portfolios of the Fund. In the future, the Fund may establish additional portfolios. See "How to Use the Fund."

Redeeming Shares
Shares may be redeemed as described in the applicable Contract prospectus. See "How to Use the Fund."

Special Considerations
Investors in the Fund should be aware of the following general observations: The market value of fixed-income securities, which constitute a major part of the investments of several Portfolios, may vary inversely in response to changes in prevailing interest rates. The non-publicly traded and illiquid securities, and the floating- and variable-rate demand notes which certain Portfolios may hold may have to be sold at lower prices, or may remain unsold, when the Portfolios desire to dispose of them. The mortgage-related securities, including government stripped mortgage-backed securities, in which certain Portfolios may invest are sensitive to changes in interest rates and to prepayment of the underlying mortgages. The foreign securities, including securities of developing countries, in which several Portfolios may invest may be subject to certain risks in addition to those inherent in U.S. investments. The unrated, medium- and lower-rated securities and the securities of unseasoned issuers that certain Portfolios may hold, some of which have speculative characteristics, may be subject to greater market fluctuation and risk of loss of income or principal than higher-rated securities. Emerging growth companies, such as those in which the Emerging Growth Portfolio may invest, may involve certain special risks. Emerging growth companies often have limited product lines, markets or financial resources, and may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. The Equity Income Portfolio's concentration policy may involve greater risk and market fluctuation than if it invested in a broader range of securities. One or more Portfolios may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with when-issued and delayed-delivery transactions, put and call options, covered option writing, short sales against the box, forward roll transactions, currency exchange transactions, options on foreign currencies, interest rate and other hedging transactions and reverse repurchase agreements, are described under "Investment Goals and Policies of the Portfolios," "Special Considerations and Risk Factors."

Expenses of the Portfolios
Each Portfolio will bear its own expenses. Operating expenses for each Portfolio generally will consist of all costs not specifically borne by its Adviser, Sub-Adviser and Administrator or the Distributor, including organizational costs, investment advisory and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time the Adviser, the Sub-Adviser and/or the Administrator of a Portfolio may waive all or a portion of the fees payable to it by the Portfolio, thereby reducing the expenses of the Portfolio. A detailed description of the expenses involved in investing in a Contract and the Portfolios is included in the Contract prospectus.
Financial Highlights

The following information for the three years ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The information for each of the years in the four year period ended December 31, 1994 has been audited by other auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1994. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the SAI.

Financial Highlights

For a share of beneficial interest outstanding throughout each period:

MONEY MARKET PORTFOLIO
1997
1996
1995
1994
1993
1992
1991(
1)
Net Asset Value, Beginning
of Year
$1.000
$1.000
$1.000
$1.000
$1.000
$1.000
$1.000
Net investment income (2)

0.044
0.047
0.052
0.035
0.023
0.027
0.005
Dividends from net
investment income
(0.044)
(0.047)
(0.052)
(0.035)
(0.023)
(0.027)
(0.005)
Net Asset Value, End of Year
$1.000
$1.000
$1.000
$1.000
$1.000
$1.000
$1.000
Total Return
4.47%
4.80%
5.31%
3.56%
2.37%
2.75%
0.53%!
Net Assets, End of Year
(000's)
$4,753
$5,888
$5,653
$7,141
$3,703
$2,108
$803
Ratios to Average Net
Assets:







Expenses (2)
1.20%
0.75%
0.75%
0.75%
0.75%
0.75%
0.65%+
Net investment income
4.38
4.70
5.19
3.65
2.34
2.79
3.35+

INTERMEDIATE HIGH GRADE PORTFOLIO
1997
1996
1995
1994
1993
1992
1991(1)
Net Asset Value, Beginning
of Year
$10.70
$10.60
$9.66
$10.69
$10.29
$10.24
$10.00
Income (Loss) From
Operations:







Net investment income(2)
0.72
0.71
0.66
0.61
0.55
0.45
0.03
Net realized and
unrealized gain (loss)
0.21
(0.53)
1.00
(0.94)
0.26
0.08
0.21
Total Income (Loss) From
Operations
0.93
0.18
1.66
(0.33)
0.81
0.53
0.24
Less Distributions From:







Net investment income
(0.74)
(0.08)
(0.72)
(0.61)
(0.36)
(0.48)
--
Net realized gains
--
--
--
(0.09)
(0.05)
--
--
Total Distributions
(0.74)
(0.08)
(0.72)
(0.70)
(0.41)
(0.48)
--
Net Asset Value, End of Year
$10.89
$10.70
$10.60
$9.66
$10.69
$10.29
$10.24
Total Return
8.67%
1.69%
17.76%
(3.05)%
8.00%
5.28%
2.40%!
Net Assets, End of Year
(000's)
$15,100
$14,736
$16,152
$13,280
$9,859
$3,621
$697
Ratios to Average Net
Assets:







Expenses (2)
0.95%
0.90%
0.86%
0.85%
0.85%
0.85%
0.80%+

Net investment income
6.28
6.35
6.63
6.57
5.25
4.75
4.49+
Portfolio turnover rate
66%
116%
121%
90%
139%
124%
-
(1)	For the period from October 16, 1991 (commencement of operations)
to December 31, 1991.
(2)	For the Money Market Portfolio, the Adviser waived all or part of its fees for the five years ended December 31, 1996 and the period ended
December 31, 1991.  In  addition, for the Intermediate High Grade
Portfolio, the Adviser waived all or part of its fees for the five years ended December 31, 1996 and the period ended December 31, 1991. For the Money Market Portfolio, IDS Life also reimbursed expenses of $16,616, $17,889, $14,624 and $5,862 for the three years ended December 31, 1994 and the period ended December 31, 1991. In addition, for the Intermediate High Grade Portfolio, IDS Life reimbursed expenses of
$3,006, $12,616, $16,459, $15,865 and $5,726 for the four years ended
December 31, 1995 and the period ended December 31, 1991. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

Per Share Decreases to

Expense Ratios Without
Net Investment Income

Waivers and Reimbursements
Portfolio
1996
1995
1994
1993
1992
1991

1996
1995
1994
1993
1992
1991

Money
Market
$0.005
$0.005
$0.005
$0.014
$0.014
$0.034

1.25%
1.21%
1.26%
2.15%
2.18%
21.47%+

Intermediate High
Grade.
0.02
0.01
0.02
0.05
0.13
0.17

1.07
0.94
1.05
1.36
2.28
26.28+

!Total return is not annualized, as it may not be representative of the total return for the year
+	Annualized


Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period:
DIVERSIFIED STRATEGIC INCOME
PORTFOLIO

1997

1996

1995

1994

1993

1992

1991
(1)
Net Asset Value,
Beginning of Year
$10.98
$10.01
$9.18
$10.07
$9.61
$10.14
$10.00

Income (Loss) From
Operations:



Net investment income
(2)(3)
0.77
0.88
0.74
0.58
0.70
0.67
0.02
Net realized and
unrealized gain (loss)
0.12
0.24
0.70
(0.86)
0.47
(0.53)
0.12
Total Income (Loss) From
Operations
0.89
1.12
1.44
(0.28)
1.17
0.14
0.14
Less Distributions From:



Net investment income
(0.98)
(0.15)
(0.61)
(0.58)
(0.61)
(0.67)
--
Net realized gains
--
--
--
--
(0.09)
--
--
Capital
--
--
--
(0.03)
(0.01)
--
--
Total Distributions
(0.98)
(0.15)
(0.061)
(0.61)
(0.71)
(0.67)
-
Net Asset Value, End of
Year
$10.89
$10.98
$10.01
$9.18
$10.07
$9.61
$10.14

Total Return
8.14%
11.16%
16.18%
(2.81)%
12.56%
1.42%
1.40%!

Net Assets, End of Year
(millions)
$62
$60
$59
$55
$43
$20
$4
Ratios to Average Net
Assets:



Expenses(2)
0.78%
0.84%
0.90%
0.95%
1.00%
1.00%
0.94%+

Net investment income
7.29
7.94
7.73
7.31
7.14
7.70
4.57+

Portfolio turnover rate
47%
106%
46%
54%
94%
65%
-

EQUITY INCOME PORTFOLIO
1997
1996
1995
1994
1993
1992
1991
(2)
Net Asset Value,
Beginning of Year
$13.01
$12.35
$9.87
$11.55
$10.90
$10.20
$10.00

Income (Loss) From
Operations:


Net investment income
(2)
0.77
0.63
0.54
0.58
0.53
0.45
0.02

Net realized and
unrealized gain (loss)
2.28
0.11
2.56
(1.75)
0.60
0.72
0.18

Total Income (Loss) From
Operations
3.05
0.74
3.10
(1.17)
1.13
1.17
0.20

Less Distributions From:

Net investment income
(0.75)
(0.08)
(0.62)
(0.49)
(0.47)
(0.47)
--
Net realized gains
--
--
--
(0.02)
(0.01)
--
--
Total Distributions
(0.75)
(0.08)
(0.62)
(0.51)
(0.48)
(0.47)
--
Net Asset Value, End of
Year
$15.31
$13.01
$12.35
$9.87
$11.55
$10.90
$10.20
Total Return
23.52%
5.99%
32.47%
(10.20)%
10.41%
11.74%
2.00%!

Net Assets, End of Year
(millions)
$46
$46
$52
$44
$60
$26
$4
Ratios to Average Net
Assets:

Expenses(2)
0.77%
0.77%
0.95%
0.84%
0.87%
1.00%
0.93%+
Net investment income
4.42
4.53
4.95
5.51
4.54
4.93
4.14+
Portfolio turnover rate
42%
28%
33%
21%
4%
4%
--
Average commissions per
share paid on equity
transactions(4)

0.06

$0.06

$0.06

--

--

--

--
(1)	For the period from October 16, 1991 (commencement of operations)
to December 31, 1991.
(2)	For the Diversified Strategic Income Portfolio, the Adviser waived all or part of its fees and the two years ended December 31, 1993 and the period ended December 31, 1991. In addition, for the Equity
Income Portfolio, the Adviser waived all or part of its fees for the year ended December 31, 1992 and the period ended December 31, 1991.
For the Diversified Strategic Income Portfolio, IDS Life reimbursed expenses of $2,816, $25,396 and $5,927 for the two years ended
December 31, 1993 and the period ended December 31, 1991. In addition, for the Equity Income Portfolio, IDS Life reimbursed expenses of $19,510 and $5,825 for the year ended December 31, 1992 and the period ended December 31, 1991. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

Per Share
Decreases to

Expense Ratios
Without
Net Investment
Income

Waivers and
Reimbursements
Portfolio
1993
1992
1991

1993
1992
1991
Diversified
Strategic Income
$0.00*
$0.03
$0.03


1.02%
1.41%
7.76%+
Equity Income

N/A
0.02
0.03

 N/A
1.27
8.34+
(3)	Includes realized gains and losses from foreign currency
transactions for the four years ended December 31, 1995.
(4)	As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per year.
* 	Amount represents less than $0.01.
!	Total return is not annualized, as it may not be representative of the total return for the year
+	Annualized


Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period:
EQUITY INDEX PORTFOLIO
1997
1996
1995
1994
1993
1992
1991(1)
Net Asset Value, Beginning
of Year
$18.36
$15.58
$11.69
$11.90
$11.27
$10.62
$10.00
Income From Operations:







Net investment income(2)
0.12
0.22
0.25
0.23
0.20
0.17
0.04
Net realized and
unrealized gain (loss)
5.76
3.17
3.88
(0.14)
0.71
0.55
0.58
Total Income From Operations
5.88
3.39
4.13
0.09
0.91
0.72
0.62
Less Distributions From:







Net investment income
(0.17)
(0.23)
(0.23)
(0.15)
(0.16)
(0.02)
--
Net realized gains
(0.48)
(0.38)
(0.01)
(0.15)
(0.12)
(0.05)
--
Total Distributions
(0.65)
(0.61)
(0.24)
(0.30)
(0.28)
(0.07)
--
Net Asset Value, End of Year
$23.59
$18.36
$15.58
$11.69
$11.90
$11.27
$10.62
Total Return
32.16%
21.68%
35.81%
0.85%
8.66%
6.74%
6.20%!
Net Assets, End of Year
(millions)
$35
$19
$15
$10
$9
$4
$2
Ratios to Average Net
Assets:


Expenses(2)
0.76%
1.06%
1.00%
1.00%
1.00%
1.00%
0.98+
Net investment income
1.08
1.37%
1.84%
2.10%
1.77%
2.10%
2.91+
Portfolio turnover rate
6%
7%
5%
1%
1%
8%
--
Average commissions per
share paid on equity
transactions (3)

$0.03

$0.04

$0.05

--

--

--

--

GROWTH & INCOME PORTFOLIO
1997
1996
1995
1994
1993
1992
1991(1)
Net Asset Value, Beginning
of Year
$16.43
$13.73
$10.75
$11.37
$10.68
$10.15
$10.00
Income (Loss) From
Operations:


Net investment income(2)
0.31
0.27
0.26
0.27
0.30
0.27
0.02
Net realized and
unrealized gain (loss)
3.41
2.45
2.99
(0.63)
0.67
0.55
0.13
Total Income (Loss) From
Operations
3.72
2.72
3.25
(0.36)
0.97
0.82
0.15
Less Distributions From:







Net investment income
(0.29)
(0.02)
(0.27)
(0.26)
(0.26)
(0.29)
--
Net realized gains
(1.32)
--
--
--
(0.02)
--
--
Total Distributions
(1.61)
(0.02)
(0.27)
(0.26)
(0.28)
(0.29)
--
Net Asset Value, End of Year
$18.54
$16.43
$13.73
$10.75
$11.37
$10.68
$10.15
Total Return
22.94%
19.83%
30.49%
(3.20)%
9.09%
8.44%
1.40%!
Net Assets, End of Year
(millions)
$43
$39
$35
$30
$26
$11
$2
Ratios to Average Net
Assets:


Expenses(2)
0.77%
0.83%
0.98%
0.93%
1.00%
1.00%
0.90%+
Net investment income
1.62
1.67%
2.09%
2.52%
2.68%
3.06%
4.14+
Portfolio turnover rate
17%
22%
17%
77%
78%
78%
3%
Average commissions per
share paid on equity
transactions (3)

$0.06

$0.06

$0.06

--

--

--

--
(1)	For the period from October 16, 1991 (commencement of operations)
to December 31, 1991.
(2)	For the Equity Index Portfolio, the Adviser waived all or part of its fees for the four years ended December 31, 1995 and the period ended December 31, 1991. In addition, for the Growth & Income
Portfolio, the Adviser waived all or part of its fees for the two years ended December 31, 1993 and the period ended December 31, 1991.
For the Equity Index Portfolio, IDS Life also reimbursed expenses of $6,842, $25,496, $28,169, $31,633 and $7,408 for the four years ended
December 31, 1995 and the period ended December 31, 1991. In addition, for the Growth & Income Portfolio, IDS Life reimbursed expenses of $1,085, $20,683 and $6,497 for the two years ended
December 31, 1993 and the period ended December 31, 1991. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

Per Share Decreases to

Expense Ratios Without
Net Investment Income

Waivers and Reimbursements
Portfolio
1995
1994
1993
1992
1991

1995
1994
1993
1992
1991
Equity
Index
$0.02
$0.06
$0.10
$0.15
$0.09

1.17%
1.53%
1.88%
2.89%
7.60%+
Growth &
Income
N/A
N/A
0.01
0.06
0.07


N/A
 N/A
1.01%
1.65%
20.02+

(3)	As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per year.
!	Total return is not annualized, as it may not be representative of the total return for the year.
+	Annualized


Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period:
APPRECIATION PORTFOLIO
1997
1996
1995
1994
1993
1992
1991
(1)
Net Asset Value, Beginning of
Year
$15.86
$14.39
$11.54
$11.80
$11.13
$10.49
$10.00
Income (Loss) From Operations:







Net investment income(3)
0.24
0.27
0.23
0.20
0.15
0.11
0.01
Net realized and unrealized
gain (loss)
3.90
2.60
3.04
(0.32)
0.63
0.53
0.48
Total Income (Loss) From
Operations
4.14
2.87
3.27
(0.12)
0.78
0.64
0.49
Less Distributions From:







Net investment income
(0.21)
(0.25)
(0.21)
(0.14)
(0.11)
0.00
*
--
Net realized gains
(1.06)
(1.15)
(0.21)
--
--
--
--
Total Distributions
(1.27)
(1.40)
(0.42)
(0.14)
(0.11)
(0.00)
--
Net Asset Value, End of Year
$18.73
$15.86
$14.39
$11.54
$11.80
$11.13
$10.49
Total Return
26.39%
19.77%
28.84%
(1.12)%
7.03%
6.13%
4.90%!
Net Assets, End of Year
(millions)
$144
$101
$94
$81
$78
$53
$11
Ratios to Average Net Assets:


Expenses(3)
0.80%
0.85%
0.97%
0.88%
1.01%
1.00%
0.94%+
Net investment income
1.68
1.59
1.65
1.75
1.35
1.61
3.00+
Portfolio turnover rate
34%
39%
43%
61%
33%
14%
--
Average commissions per share
paid on equity transactions(4)

$0.06

$0.06

$0.06

--

--

--

--

EMERGING GROWTH PORTFOLIO
1997
1996
1995
1994
1993(2)
Net Asset Value, Beginning of
Year
$15.83
$13.76
$9.63
$10.41
$10.00
Income (Loss) From Operations:





Net investment income
(loss)(3)
(0.12)
(0.10)
(0.03)
0.00*
0.01
Net realized and unrealized
gain (loss)
3.32
2.55
4.16
(0.78)
0.40
Total Income (Loss) From
Operations
3.20
2.45
4.13
(0.78)
0.41
Less Distributions From:



Net investment income
--
--
--
(0.00)*
--
Net realized gains
(2.16)
(0.38)
--
(0.00)
--
Total Distributions
(2.16)
(0.38)
--
--
--
Net Asset Value, End of Year
$16.87
$15.83
$13.76
$9.63
$10.41
Total Return
21.16%
17.83%
42.89%
(7.48)%
4.10%!
Net Assets, End of Year
(millions)
$20
$19
$17
$12
$2
Ratios to Average Net Assets:





Expenses(3)
1.26%
1.27%
1.20%
1.20%
1.05%+
Net investment income (loss)
(0.72)
(0.64)
(0.24)
(0.17)
1.37+
Portfolio turnover rate
102%
84%
121%
66%
--
Average commissions per share
paid on equity transactions(4)

$0.05

$0.05

$0.06

--

--
(1)	For the period from October 16, 1991 (commencement of operations)
to December 31, 1991.
(2)	For the period from December 3, 1993 (commencement of operations)
to December 31, 1993.
(3)	For the Appreciation Portfolio, the Adviser waived all or part of its fees for the year ended December 31, 1992 and the period ended December 31, 1991. In addition, for the Emerging Growth Portfolio, the Adviser waived all or part of its fees for the two years ended December 31, 1995 and the period ended December 31, 1993. For the Appreciation Portfolio, IDS Life reimbursed expenses of $29,950 and $7,264 for the year ended December 31, 1992 and the period ended
December 31, 1991.  In addition, for the Emerging Growth Portfolio,
IDS Life reimbursed expenses of $5,265, $18,068 and $2,915 for the two years ended December 31, 1995 and the period ended December 31, 1993. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

Per Share Decreases to

Expense Ratios Without
Net Investment Income

Waivers and
Reimbursements
Portfolio
1995
1994
1993
1992
1991

1995
1994
1993
1992
1991
Appreciation
N/A
N/A
N/A
$0.01
$0.01


N/A

N/A

N/A
1.16%
3.64%+
Emerging
Growth
$0.02
$0.01
$0.06
N/A
N/A

1.39%
1.59%
9.99%+
N/A
N/A
(4)	As of September 1995 the SEC instituted new guidelines requiring the disclosure of average commissions per share.
*	Amount represents less than $0.01.
!	Total return is not annualized, as it may not be representative of the total return for the year.
+	Annualized.


Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period:
TOTAL RETURN PORTFOLIO
1997
1996
1995
1994
1993(1)
Net Asset Value, Beginning of Year
$15.73
$12.75
$10.78
$10.30
$10.00
Income From Operations:





Net investment income(2)
0.37
0.26
0.43
0.34
0.01
Net realized and unrealized gain
(loss)
2.26
2.97
2.19
0.42*
0.29
Total Income (Loss) From Operations
2.63
3.23
2.62
0.76
0.30
Less Distributions From:



Net investment income
(0.21)
(0.07)
(0.41)
(0.28)
-
Net realized gains
(0.53)
(0.18)
(0.24)
-
-
Total Distributions
(0.74)
(0.25)
(0.65)
(0.28)
-
Net Asset Value, End of Year
$17.62
$15.73
$12.75
$10.78
$10.30
Total Return
16.84%
25.33%
25.04%
7.40%
3.00%!
Net Assets, End of Year (millions)
$274
$172
$78
$23
$3
Ratios to Average Net Assets:


Expenses(2)
0.79%
0.83%
1.00%
1.00%
0.85%+
Net investment income
3.24
3.06
3.80
3.84
1.93+
Portfolio turnover rate
75%
82%
81%
118%
-
Average commissions paid on equity
transactions(3)
$0.06
$0.06
$0.06
-
-

INTERNATIONAL EQUITY PORTFOLIO
1997
1996
1995
1994
1993
(1)
Net Asset Value, Beginning of Year
$12.07
$9.98
$9.21
$10.05
$10.00
Income (Loss) From Operations:





Net investment income (Loss)(2)***
(0.02)
(0.02)
0.03
0.00**
0.00**
Net realized and unrealized gain
(loss)
(0.24)
2.15
0.78
(0.84)
0.05
Total Income (Loss) From Operations
(0.26)
2.13
0.81
(0.84)
0.05
Less Distributions From:





Net investment income
(0.03)
(0.04)
(0.04)
--
--
Total Distributions
(0.03)
(0.04)
(0.04)
--
--
Net Asset Value, End of Year
$11.78
$12.07
$9.98
$9.21
$10.05
Total Return
(2.18)%
21.38%
8.80%
(8.36)%
0.50%!
Net Assets, End of Year (millions)
$28
$33
$29
$28
$6
Ratios to Average Net Assets:



Expenses (2)(4)
1.31%
1.35%
1.43%
1.30%
1.08%+
Net investment income (loss)
(0.23)
(0.20)
0.35
0.31
(0.51)+
Portfolio turnover rate
21%
33%
34%
12%
--
Average commissions paid on equity
transactions(3)
$0.01
$0.03
$0.01
--
--
(1)	For the period from December 3, 1993 (commencement of operations)
to December 31, 1993.
(2) For the Total Return Portfolio, the Adviser waived all or part of its fees for the year ended December 31, 1994 and the period ended
December 31, 1993.  In addition, for the International Equity
Portfolio, the Adviser waived all or part of its fees for the year ended December 31, 1994 and the period ended December 31, 1993. For the Total Return Portfolio, IDS Life reimbursed expenses of $7,873 and $1,472 for the year ended December 31, 1994 and the period ended December 31, 1993. In addition, for the International Equity
Portfolio, IDS Life also reimbursed expenses of $23,712 and $1,902 for the year ended December 31, 1994 and the period ended December
31, 1993. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

Per Share
Decreases to

Expense Ratios
Without
Net
Investment
Income

Waivers and
Reimbursements
Portfolio
1994
1993

1994
1993
Total Return

$0.01

$0.02

1.11%
4.14%+
International
Equity

$0.00
**

$0.02

1.51%
2.96%+
(3)	As of September 1995 the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(4)	During the period ended December 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred.
If the credits are taken into consideration, the ratios of expenses to average net assets would be 1.37%.
*	The amount shown in this caption for each share outstanding
throughout the period may not accord with the change in the aggregate gains and losses in the Portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the Portfolio.
**	Amount represents less than $0.01.
***	Includes realized gains and losses from foreign currency
transactions for the two years ended December 31, 1995 and the period ended December 31,1993
!	Total Return is not annualized, as it may not be representative of the total return for the year.
+	Annualized.

Investment Goals and Policies of the Portfolios

Set forth below is a description of the investment goals and policies of the ten Portfolios currently offered by the Fund. The investment goals of a Portfolio may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of that Portfolio. There can, of course, be no guarantee that the Portfolios will achieve their investment goals. Additional information about investment strategies that one or more of the Portfolios may employ and the investment policies mentioned below appears in the SAI. A description of the corporate bond and commercial paper rating systems of Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") is also contained in the SAI.

Money Market Portfolio
Goal - The Money Market Portfolio's goal is maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Investment Policies - In seeking to achieve its goal, the Money Market Portfolio will invest in short-term money market instruments, including: securities issued or guaranteed by the U.S. government, its agencies and instrumentalities ("U.S. government securities"); repurchase agreements, U.S. and foreign bank time deposits, certificates of deposit and bankers' acceptances; high-grade commercial paper of U.S. and foreign issuers and other short-term corporate debt obligations of such issuers that are comparable in priority and security to such instruments, including variable-rate and floating--rate instruments. Except when maintaining a temporary defensive position, the Portfolio intends to invest more than 25% of its assets in short-term bank instruments. The Portfolio will invest in money market instruments that are determined by the Adviser to present minimal credit risks and which at the time of purchase are considered to be "Eligible Securities," as defined by the SEC.

The Portfolio will invest only in securities that are purchased with and payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase by the Portfolio. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Portfolio will follow these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.
The Bond Portfolios
Intermediate High Grade Portfolio
Goal - The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital.

Investment Policies - The Intermediate High Grade Portfolio will seek to achieve its goal by investing, under normal circumstances, substantially all, but not less than 65%, of its assets in U.S. government securities and high-grade corporate bonds of U.S. issuers (i.e., bonds rated within the two highest rating categories by Moody's, S&P, or the equivalent from another NRSRO or, if not rated, believed by the Adviser to be of comparable quality).

Under normal market conditions, the average weighted maturity of the Portfolio's assets will be from three to ten years. The portion of the Portfolio's assets not invested in intermediate-term U.S. government securities and U.S. corporate bonds may be invested in long- or short-term U.S. government and corporate obligations, convertible securities and preferred stock that is not convertible into common stock. The Portfolio may not hold securities rated lower than Baa by Moody's or BBB by S&P, or the equivalent of another NRSRO or unrated securities deemed to be comparable to securities rated below investment grade. The Portfolio may invest up to 10% of its total assets in government stripped mortgage-backed securities and may invest in floating- or variable-rate demand notes.

Diversified Strategic Income Portfolio
Goal - The Diversified Strategic Income Portfolio's goal is high current income.

Investment Policies - The Diversified Strategic Income Portfolio will seek to achieve its goal through allocating and reallocating its assets primarily among three types of fixed-income securities: U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. Under current market conditions, the Adviser expects to maintain 50% of the Portfolio's assets in government and mortgage-securities, 25% in foreign government securities and 25% of its assets in high-yield corporate securities. The portions of the Portfolio's assets invested in each type of security will vary from time to time and, at any given time, the Portfolio may be entirely invested in a single type of fixed-income security. Under normal circumstances, substantially all, but not less than 65%, of the Portfolio's assets will be invested in fixed-income securities, including non-convertible preferred stocks.

The Portfolio's Adviser and Sub-Adviser will select investments on the basis of an analysis of economic and market conditions and relative risks and opportunities of those types of fixed-income securities. In general, the particular type or types of fixed-income securities selected for investment by the Portfolio at any given time will be those that, in the view of its Adviser, offer the highest income available at the time, unless the Adviser believes that such income potential is not sufficient to justify the higher risks associated with these securities. The Portfolio generally will invest in intermediate- and long-term fixed-income securities with the result that, under normal market conditions, the weighted average maturity of the Portfolio's securities is expected to be from four to in excess of 12 years.

Mortgage-related securities in which the Portfolio may invest, which include mortgage obligations collateralized by mortgage loans or mortgage pass-through certificates, will be rated no lower than Aa by Moody's or AA by S&P or the equivalent from another NRSRO, or if unrated, will be deemed by the Adviser to be of comparable quality. Under normal market conditions, the Portfolio's mortgage-related holdings can be expected to consist primarily of securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Portfolio may invest up to 35% of its assets in corporate fixed-income securities of U.S. issuers rated Ba or lower by Moody's or BB or lower by S&P, but not lower than Caa or CCC, respectively, or the equivalent from another NRSRO, or in unrated securities deemed by the Adviser and the Sub-Adviser to be of comparable quality. Special considerations arising from investment in lower-rated and unrated securities are described in "Special Considerations and Risk Factors--Medium-, Lower- and Unrated Securities."

The Portfolio may also invest in fixed-income securities issued by supranational organizations and may engage in transactions in options, interest rate futures contracts, options on interest rate futures contracts, forward currency contracts, options on foreign currencies and foreign currency futures contracts. Up to 5% of the Portfolio's assets may be invested in developing countries.
The Equity Portfolios
Equity Income Portfolio
Goal - The Equity Income Portfolio's primary goal is current income. Long-term capital appreciation is a secondary goal.

Investment Policies - The Equity Income Portfolio will seek to achieve its goals principally through investment in dividend-paying common stocks of companies whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The Portfolio will normally invest at least 65% of its assets in equity securities. Under normal circumstances, the Portfolio will concentrate at least 25% of its assets in equity and debt securities of companies in the utility industry. A company will be considered to be in the utility industry if it is principally engaged (i.e., at least 50% of a company's assets consist of, or gross income or net profits result from, utility operations or the company is regulated as a utility by a government agency or authority) in the manufacture, production, generation, transmission and sale of electric and gas energy and companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide communication facilities for the public benefit.

Other types of securities that may be held by the Portfolio when deemed advisable by the Adviser include investment-grade debt securities such as bonds, debentures and commercial paper, U.S. government securities and money market instruments, and up to 10% of the Portfolio's assets may be invested in debt securities rated as low as B by Moody's or S&P or the equivalent of another NRSRO or in unrated securities deemed by the Adviser to be of comparable quality. When the outlook for common stocks is not considered promising in the judgment of the Adviser, a substantial portion of the assets of the Portfolio may be held in these other types of securities for temporary defensive purposes.

The Portfolio's investments in common stocks will generally be made in companies that share some of the following characteristics: established operating histories; low price/earnings ratios relative to the S&P 500; and strong balance sheets and other financial characteristics. The Portfolio may also invest in securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock) and may purchase common stocks that do not provide current income but which offer opportunities for capital appreciation and future income. The Portfolio also may enter into repurchase agreements and reverse repurchase agreements, borrow money, lend its portfolio securities, write covered options on securities, purchase options on securities, sell securities short against the box, purchase and sell securities on a when-issued or delayed-delivery basis, and enter into interest rate futures contracts and related options.

Equity Index Portfolio
Goal - The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500.

Investment Policies - The Equity Index Portfolio will seek to achieve its goal by owning all 500 stocks in the S&P 500 in proportion to their actual market capitalization weightings. The Portfolio will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 as possible, given the amount of assets in the Portfolio at that time. The Portfolio may invest up to 5% of its assets in equity securities that are not included in the S&P 500 if the Portfolio's Adviser believes such investments will assist the Portfolio in approximating the return of the S&P 500. The Portfolio may use up to an additional 20% of its assets to enter into stock index futures and related options to increase efficiency, may lend portfolio securities and write covered options to help offset operating expenses, and may acquire money market instruments. Portfolio turnover is expected to be lower than for most other investment companies.

No attempt will be made to manage the Portfolio in the traditional sense using economic, financial and market analysis, nor will the adverse financial situation of an issuer necessarily result in the elimination of its securities from the Portfolio, unless the securities are removed from the S&P 500. From time to time, administrative adjustments may be made in the Portfolio because of changes in the composition of the S&P
500. The Adviser reserves the right to remove an investment from the Portfolio if, in its opinion, the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

The Portfolio will use the S&P 500 as its standard for performance comparison because the S&P 500 represents approximately 70% of the total market value of all U.S. common stocks, is well known to investors and is representative of the performance of publicly traded U.S. common stocks.

Growth & Income Portfolio
Goal - The Growth & Income Portfolio's goal is income and long-term capital growth.

Investment Policies - The Growth & Income Portfolio will seek to achieve its goal by investing in income-producing equity securities, including dividend-paying common stocks, securities that are convertible into common stocks and warrants. The Portfolio's Adviser has developed quantitative investment criteria against which prospective investments will be evaluated and will make buy and sell decisions based on those criteria. Those criteria establish parameters for suitable investments and deal with such matters as market capitalization, credit quality, dividend growth, historic earnings, current yield and industry diversification. The criteria, which may be changed by the Adviser in light of its experience in managing the Portfolio or in response to changing market or economic conditions, are designed to identify companies with consistent dividend-paying histories, relatively high levels of dividends, the capacity to raise dividends in the future and the potential for capital appreciation.

Under normal market conditions, the Portfolio will invest substantially all, but not less than 65%, of its assets in equity securities. The Portfolio may invest the remainder of its assets in money market instruments, as well as in corporate bonds, convertible securities and mortgage-related securities that are rated investment grade or are deemed to be of comparable quality. The Portfolio may enter into repurchase agreements, lend portfolio securities, enter into interest rate and stock index futures and related options, purchase or sell securities on a when-issued or delayed-delivery basis and write covered options.

Appreciation Portfolio
Goal - The Appreciation Portfolio's goal is long-term appreciation of capital.

Investment Policies - The Appreciation Portfolio will attempt to achieve its goal by investing primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation. For example, the Portfolio may invest in the securities of companies whose earnings are expected to increase, companies whose securities prices are lower than are believed justified in relation to their underlying assets or earning power or companies in which changes are anticipated that would result in improved operations or profitability. The Portfolio's investments will be broadly diversified among different industries. In analyzing securities for investment, the Adviser will consider many different factors, including past growth records, management capability, future earnings prospects and technological innovation, as well as general market and economic factors that can influence the price of securities.

Under normal market conditions, substantially all, but not less than 65%, of the Portfolio's assets will consist of common stocks, but the Portfolio may also hold securities convertible into common stocks and warrants. When the Adviser believes that a conservative or defensive investment posture is warranted or when opportunities for capital appreciation do not appear attractive, the Portfolio may invest temporarily in debt obligations, preferred securities or short-term money market instruments. The Portfolio may from time to time lend its portfolio securities and invest in securities of non-U.S. issuers in the form of depository receipts representing interests in the common stocks of foreign issuers.


Total Return Portfolio
Goal - The Total Return Portfolio's goal is to provide shareholders with total return, consisting of long-term capital appreciation and income.

Investment Policies - The Total Return Portfolio will seek to achieve its goal by investing primarily in a diversified portfolio of dividend-paying common stocks. The Portfolio may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. Because the Portfolio seeks total return by emphasizing investments in dividend-paying common stocks, it will not have as much investment flexibility as total return funds which may pursue their objective by investing in income and equity securities without such an emphasis. The Portfolio may also invest up to 10% of its assets in securities rated less than investment grade by Moody's, S&P or the equivalent of another NRSRO or, in unrated securities deemed by the Adviser to be of comparable quality. The Portfolio may invest up to 35% of its assets in interest-paying debt securities such as U.S. government securities, and other securities, including convertible bonds, convertible preferred stock and warrants. The Portfolio also may lend its portfolio securities and enter into short sales against the box.

International Equity Portfolio
Goal - The International Equity Portfolio's goal is to provide a total return on its assets from growth of capital and income.

Investment Policies - Under normal market conditions, the Portfolio will invest at least 65% of its assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities, and up to 35% of its assets in bonds, notes and debt securities (consisting of securities issued in the Euro-currency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-United States issuers. Investments may be made for capital appreciation or income, or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percentage or amount of the Portfolio's assets which may be invested for growth or income and therefore, from time to time, the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income. In seeking to achieve its objective, the Portfolio presently expects to invest its assets primarily in common stocks of established non-U.S. companies which in the opinion of its Adviser have potential for growth of capital. In determining whether the Portfolio will be invested for capital appreciation or for income or any combination of both, its Adviser regularly analyzes a broad range of international equity and fixed-income markets in order to assess the degree of risk and level of return that can be expected from each market.

The Portfolio will generally invest its assets broadly among countries and will have represented in its portfolio business activities in not less than three different countries. Except as stated below, the Portfolio will invest at least 65% of its assets in companies organized, or governments located in, any area of the world other than the United States, including the Far East (e.g., Hong Kong, Japan, Malaysia and Singapore), Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland and the United Kingdom), Central and South America (e.g., Chile, Mexico and Venezuela), Australia, Canada and such other areas and countries as its Adviser may determine from time to time. The Portfolio may invest in securities issued by companies formerly party to the Warsaw Pact. However, under unusual economic or market conditions as determined by its Adviser, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in U.S. government securities or in debt or equity securities of companies incorporated in and having their principal business activities in the United States. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objective.

In determining the appropriate distribution of investments among various countries and geographic regions, the Adviser will ordinarily consider the following factors: prospects for relative economic growth among countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise, they will also be considered. In analyzing companies for investment, the Adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily, the Portfolio's Adviser will not view a company as being sufficiently well established to be considered for inclusion in the Portfolio unless the company, together with any predecessors, has been operating for at least three fiscal years. It is expected that securities held by the Portfolio will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but also may be traded on markets in other countries including, in many cases, U. S. securities exchanges and over-the-counter markets.

To the extent that the Portfolio's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. or foreign, high-quality money market instruments and their equivalents.

Emerging Growth Portfolio
Goal - The Emerging Growth Portfolio's goal is to provide capital appreciation.

Investment Policies - The Emerging Growth Portfolio seeks to invest at least 65% of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, in the early stages of their life cycle, that its Adviser believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the Portfolio will invest primarily in common stocks, to a limited extent it may invest in other securities such as preferred stocks, convertible securities and warrants.

The Portfolio does not limit its investments to any single group or type of security. The Portfolio also may invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

The Portfolio's primary approach is to seek what its Adviser believes are unusually attractive growth investments on an individual company basis. The Portfolio may invest in securities that have above-average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Portfolio will vary based upon its investment performance. The Portfolio attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Portfolio will be successful in achieving its objective.

The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Additionally, the Portfolio may invest up to 15% of the value of its total assets in restricted securities (i.e., securities that may not be sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) and in other securities not having readily available market quotations. The Portfolio may enter into repurchase agreements with domestic banks and broker-dealers, which involve certain risks.


Certain Investment Strategies

In attempting to achieve its investment goal or goals, a Portfolio may employ, among others, one or more of the strategies set forth below. More detailed information concerning these strategies and their related risks is contained in the SAI.

In the future, the Fund may desire to employ additional investment strategies, including, in the case of Portfolios not currently authorized to engage in futures activity, such hedging strategies as entering into futures contracts and related options.

Repurchase Agreements. The Money Market Portfolio will enter into repurchase agreements with respect to U.S. government securities and each other Portfolio may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the Portfolio and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be monitored by the relevant Portfolio's Adviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert these rights. Each Portfolio's Adviser, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks. A repurchase agreement is considered to be a loan collateralized by the underlying securities under the 1940 Act.

Lending of Securities. Consistent with applicable regulatory requirements, each Portfolio other than the Money Market Portfolio may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account with the Fund's custodian, in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Futures and Options on Futures. When deemed advisable by their respective Advisers, the Intermediate High Grade, Diversified Strategic Income, Equity Income, Emerging Growth, International Equity, Total Return and Growth & Income Portfolios may enter into interest rate futures contracts; the Equity Income, Equity Index, Emerging Growth, International Equity, Total Return and Growth & Income Portfolios may enter into stock index futures contracts; the Diversified Strategic Income, International Equity and Emerging Growth Portfolios may enter into foreign currency futures contracts; and each such Portfolio may enter into related options that are traded on a U.S. exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates, market conditions and currency values, as the case may be. The Equity Index, Emerging Growth, International Equity and Total Return Portfolios will enter into futures and options on futures to purchase stock indices in anticipation of future purchases of securities ("long positions"). All futures and options contracts will be entered into only when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio involved.


An interest rate futures contract provides for the future sale by one party, and the purchase by the other party, of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Similarly, a foreign currency futures contract provides for the future sale by one party, and the purchase by another party, of a certain amount of a particular currency at a specified price, date, time and place. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. An option on an interest rate, stock index or currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, index or currency on the one hand, and price movements in the securities that are the subject of the hedge on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

A Portfolio may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options to establish such positions that are not bona fide hedging positions (as defined by the Commodity Futures Trading Commission) exceed 5% of the fair market value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to long positions in futures or options on futures, a Portfolio will "cover" the position in a manner consistent with SEC guidance.

When-Issued Securities and Delayed-Delivery Transactions. The Intermediate High Grade, Diversified Strategic Income, Equity Income, Growth & Income, Total Return, Emerging Growth and International Equity Portfolios may purchase and sell securities on a when-issued basis, which calls for the purchase (or sale) of securities at an agreed-upon price on a specified future date. A Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, a Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the returns obtained on such securities may be higher or lower than the returns available in the market on the dates when the investments are actually delivered to the buyers. A Portfolio will establish a segregated account consisting of cash, U.S. government securities, equity securities or debt obligations of any grade in an amount equal to or greater than the amount of its when-issued and delayed-delivery commitments, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees. Placing securities rather than cash in the segregated account may have a leveraging effect on the Portfolio's net assets. A Portfolio will not accrue income with respect to a when-issued security prior to its stated delivery date.

Purchasing Options on Securities and Stock Indices. The Intermediate High Grade, Diversified Strategic Income, Total Return, Emerging Growth, International Equity and Equity Income Portfolios may purchase put and call options that are traded on a U.S. securities exchange; the Total Return, Emerging Growth, International Equity and Diversified Strategic Income Portfolios may also purchase such options on foreign exchanges and in the over-the-counter market. The Portfolios may utilize up to 10% of their respective assets to purchase put options on portfolio securities, and may do so at or about the same time that they purchase the underlying security or at a later time. By buying a put, a Portfolio limits its risk of loss from a decline in the market value of the underlying security until the put expires. However, any appreciation in the value of, and yield otherwise available from, the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Portfolios may utilize up to 10% of their respective assets to purchase call options on portfolio securities. Call options may be purchased by a Portfolio in order to acquire the underlying securities for the Portfolio at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Portfolio also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

Prior to their expirations, put and call options may be sold in closing sale transactions (sales by a Portfolio, prior to the exercise of options that it has purchased, of options of the same series) and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

The Equity Index, Total Return, Emerging Growth and International Equity Portfolios may purchase call options on stock indices. The Total Return Portfolio may also write call options and buy put options on stock indices. Options on stock indices are similar to options on securities, however, options on stock indices do not involve the delivery of an underlying security. Rather, an option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.

A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. In purchasing put options on a stock index, the Total Return Portfolio seeks to benefit from a decline in the value of the stocks underlying the index or seeks to hedge against the risk of loss on securities that it holds. In purchasing call options on a stock index, the Portfolio seeks to participate in an advancing market in anticipation of becoming more fully invested in equity securities.

The advisability of using stock index options to hedge against the risk of marketwide movements will depend on the extent of diversification of the stock investments of the Fund and the sensitivity of its stock investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Portfolio's securities investments correlate with price movements in the stock index selected.

Covered Option Writing. The Intermediate High Grade, Diversified Strategic Income, Equity Income, Equity Index, Total Return, International Equity, Emerging Growth and Growth & Income Portfolios may write put and call options on securities. Each Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by a Portfolio has the right to compel the Portfolio to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by a Portfolio has the right to purchase from the Portfolio the underlying security owned by the Portfolio at the agreed-upon price for a specified time period.

Upon the exercise of a put option written by a Portfolio, the Portfolio may suffer a loss equal to the difference between the price at which the Portfolio is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise. Upon the exercise of a call option written by a Portfolio, the Portfolio may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Portfolio's acquisition cost of the security.

The Portfolios with option-writing authority will write only covered options. Accordingly, whenever a Portfolio writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, a Portfolio that has written a put option will either (a) deposit with the Portfolio's custodian in a segregated account cash, U.S. government securities, equity securities or debt obligations of any grade having a value equal to or greater than the exercise price of the underlying securities, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Portfolio) or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with the Portfolio's custodian in a segregated account).

A Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Portfolio would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of a Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. There can be no assurance that a Portfolio will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Portfolios with option-writing authority ordinarily will write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market. The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and also may involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio involved.

Short Sales Against the Box. The Equity Income, Total Return, International Equity and Emerging Growth Portfolios may make short sales of common stock if, at all times when a short position is open, the Portfolio owns the stock or owns preferred stocks or debt securities convertible or exchangeable into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Portfolio. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker-dealer on the investment of short sale proceeds. The Portfolio will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the Portfolio's Custodian.

Forward Roll Transactions. In order to enhance current income, the Intermediate High Grade and Diversified Strategic Income Portfolios may enter into forward roll transactions with respect to mortgage-related securities issued by GNMA, FNMA and FHLMC. In a forward roll transaction, a Portfolio sells a mortgage security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will generate income for the Portfolio exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of those securities. At the time that a Portfolio enters into a forward roll transaction, it will place in a segregated custodial account cash, U.S. government securities, equity securities or debt obligations of any grade having a value equal to or greater than the repurchase price (including accrued interest) provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees, and will subsequently monitor the account to insure that such equivalent value is maintained. Forward roll transactions are considered to be borrowings by a Portfolio.

Currency Exchange Transactions and Options on Foreign Currencies. The Diversified Strategic Income, International Equity and Emerging Growth Portfolios may engage in currency exchange transactions and purchase exchange-traded put and call options on foreign currencies in order to protect against uncertainty in the level of future currency exchange rates. The Portfolio will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The Portfolio's dealings in forward currency exchange and options on foreign currencies are limited to hedging involving either specific transactions or portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. An option on a foreign currency gives the purchaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price during the term of the option.

Reverse Repurchase Agreements. The Intermediate High Grade, Diversified Strategic Income, Equity Income and International Equity Portfolios may enter into reverse repurchase agreement transactions with member banks of the Federal Reserve System or with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. A reverse repurchase agreement, which is considered a borrowing by the Portfolio, involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. The Portfolio typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of the proceeds is known as leverage. The Portfolio will enter into a reverse repurchase agreement for leverage purposes only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Portfolio's securities is considered to be disadvantageous. At the time a Portfolio enters into a reverse repurchase agreement with a broker-dealer (but not a bank), it will place in a segregated custodial account cash, U.S. government securities, equity securities or debt obligations of any grade having a value equal to its obligations under the reverse repurchase agreement, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees.

Index Strategy. The Equity Index Portfolio will invest in the common stocks of the companies represented in the S&P 500 with the goal of matching, before deduction of operating expenses, the price and yield performance of the S&P 500. The S&P 500 is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). S&P chooses the stocks to be included in the S&P 500 solely on a statistical basis. The S&P 500 is a trademark of S&P and inclusion of a stock in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is neither a sponsor nor in any way affiliated with the Portfolio.

The weightings of stocks in the S&P 500 are based on each stock's relative total market value; that is, its market price per share times the number of shares outstanding. The Portfolio's Adviser will generally select stocks for the Portfolio in the order of their weightings in the S&P 500, beginning with the heaviest weighted stocks.

The Portfolio's Adviser expects that, once the Portfolio's assets reach $25 million, the correlation between the performance of the Portfolio and that of the S&P 500 will be above 0.95, with a figure of 1.00 indicating perfect correlation. Perfect correlation would be achieved when the Portfolio's net asset value per share increases and decreases in exact proportion to changes in the S&P 500. The Portfolio's ability to replicate the performance of the S&P 500 will depend to some extent on the size of cash flows into and out of the Portfolio. Investment changes to accommodate these cash flows will be made to maintain the similarity of the Portfolio's assets to the S&P 500 to the maximum extent practicable.

Investment in Utility Securities. The Equity Income Portfolio is subject to risks that are inherent in the utility industry, including: difficulty in obtaining an adequate return on invested capital; difficulty in financing large construction programs during an inflationary period; restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; increased costs and reduced availability of certain types of fuel; occasionally reduced availability and high costs of natural gas for resale; the effects of energy conservation; the effects of a national energy policy and lengthy delays; and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation (including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes). Costs incurred by utilities, such as fuel costs, are subject to immediate market action resulting from political or military forces operating in geographic regions where oil production is concentrated, such as the Persian Gulf, while the rates of return of utility companies are generally subject to review and limitation by state public utility commissions, which results ordinarily in a lag between costs and return. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will grant rate increases in the future or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. The issuers of certain securities in the Portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

Each of the above-referenced risks could adversely affect the ability and inclination of public utilities to declare or pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. Many, if not all, of the utilities that are issuers of the securities expected to be included in the Portfolio have been experiencing one or more of these problems in varying degrees. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movements or price trends of utility common stocks. Causes of these discrepancies include changes in the overall demand for and supply of various securities (including the potentially depressing effect of new stock offerings) and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.


Additional Investments
Money Market Instruments
The Money Market Portfolio will invest exclusively in money market instruments. Each of the remaining Portfolios may, as a cash management tool, hold up to 20% (except that each of the Total Return, Emerging Growth and International Equity Portfolios may invest up to 35%) of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation. Short-term instruments in which the Portfolios may invest include: U.S. government securities; obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks, U.S. savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Fund's Board of Trustees.


The Money Market Portfolio will limit its portfolio investments to securities that the Fund's Board of Trustees determine present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Portfolio. Eligible Securities include securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories and securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Portfolio acquires the security. Currently, there are six NRSROs: S&P, Moody's, Fitch IBCA, Inc., Duff and Phelps Credit Rating Co. and Thomson BankWatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the SAI.

The Money Market Portfolio generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. In addition, the Portfolio may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSRO and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Portfolio may invest up to 25% of the then-current value of the Portfolio's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities are rated by the Requisite NRSRO in the highest short-term rating category, are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Portfolio does not make more than one such investment at any one time.

Eurodollar or Yankee Obligations
The Money Market Portfolio may invest in Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar-denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities
The U.S. government securities in which the Portfolios may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds) and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as certificates issued by GNMA); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported only by the credit of the instrumentality (such as bonds issued by FNMA and FHLMC). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

The Portfolios may invest up to 5% of their net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the securityholder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Portfolios over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments, or intervention by central banks, could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.


Real Estate Investment Trusts
The Total Return Portfolio and the Intermediate High Grade Portfolio may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity trusts own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity trusts may also include operating or finance companies. Equity trusts can also realize capital gains by selling properties that have appreciated in value. A mortgage trust can make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower.
Mortgage trusts derive their income from interest payments. Hybrid trusts combine the characteristics of both equity and mortgage trusts, generally by holding both ownership interests and mortgage interests in real estate. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the Investment Company Act of 1940, as amended.
Certain Investment Guidelines
Up to 10% (15% in the case of the Diversified Strategic Income, Emerging Growth, International Equity and Total Return Portfolios) of the total assets of any Portfolio may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and related options for which a liquid secondary market does not exist and (c) time deposits maturing in more than seven calendar days (or in the case of the Money Market Portfolio, maturing from two business days through six months). In the case of the Diversified Strategic Income Portfolio the above restriction does not apply to securities subject to Rule 144A of the 1933 Act. Rule 144A Securities are unregistered securities restricted to purchase by "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. Because Rule 144A Securities are freely transferable among qualified institutional buyers, a liquid market may exist among such buyers. The Board of Trustees has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of Rule 144A securities. However, the Board of Trustees maintains sufficient oversight and is ultimately responsible for the liquidity determinations. Investments in restricted securities such as Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that there is temporarily no market for these securities among qualified institutional buyers.

Each Portfolio may borrow from banks for temporary or emergency purposes, but not for leverage, in an amount up to 33 1/3% of its assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever borrowings from banks exceed 5% of the value of the assets of a Portfolio, the Portfolio will not make any additional investments. The International Equity Portfolio may borrow for investment purposes, provided that any transactions constituting borrowing by the Portfolio may not exceed one-third of its assets. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Fund. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Portfolio's outstanding shares is contained in the SAI.
Special Considerations and Risk Factors
This section describes certain investments of one or more Portfolios and related risks. Further information concerning investments of the Portfolios and related risks may be found in the SAI.

Fixed-Income Securities
The market value of fixed-income obligations of the Portfolios will be affected by general changes in interest rates, which will result in increases or decreases in the value of fixed-income obligations held by the Portfolios. The market value of the Portfolios' fixed-income obligations can be expected to vary inversely in relation to changes in prevailing interest rates. Investors also should recognize that in periods of declining interest rates the yield of income-oriented Portfolios will tend to be somewhat higher than prevailing market rates, while and in periods of rising interest rates these Portfolios' yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to these Portfolios from the continuous sale of their shares probably will be invested in instruments producing lower yields than the balance of their holdings, thereby reducing the Portfolios' current yield. In periods of rising interest rates the opposite can be expected to occur. In addition, fixed-income securities in which certain Portfolios may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.


Non-Publicly Traded and Illiquid Securities
Each Portfolio may purchase securities that are not publicly traded. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, a Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when its Adviser believes it desirable to do so. The Portfolios' investments in illiquid securities are subject to the risk that should a Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.


Mortgage-Related Securities
To the extent that a Portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Portfolio's principal investment to the extent of the premium paid. The yield of a Portfolio that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in relation to interest rates.


Asset-Backed Securities
The Diversified Strategic Income Portfolio and Intermediate High Grade Portfolio may invest in asset-backed securities arising through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specifies call dates. Instead, asset-backed securities provide periodic payments that generally consist of both interest and principal payments.
The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration of prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

Government Stripped Mortgage-Backed Securities
The Intermediate High Grade Portfolio may invest up to 10% of its total assets in government stripped mortgage-backed securities issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying government stripped mortgage-backed securities represent all or part of the beneficial interest in pools of mortgage loans.

Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. See "Mortgage-Related Securities" above. In addition, the yields on government stripped mortgage-backed securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage-backed securities and increasing the yield to maturity on principal-only government stripped mortgage-backed securities. Sufficiently high prepayment rates could result in the Portfolio not fully recovering its initial investment in an interest-only government stripped mortgage-backed security. Government stripped mortgage-backed securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Portfolio will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so, although the Portfolio will acquire government stripped mortgage-backed securities only if a secondary market for the securities exists at the time of acquisition.


Foreign Securities
Each Portfolio may invest in obligations of companies and governments of foreign nations, which involve certain risks in addition to the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies; future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to U.S. companies. The performance of a Portfolio investing in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of a Portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Changes in foreign currency exchange rates may affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities may also result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which are generally higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

In addition, the Diversified Strategic Income Portfolio may invest up to 5% of its total assets in securities traded in markets of developing countries. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.


Zero Coupon Securities
The Diversified Strategic Income Portfolio and the Intermediate High Grade Portfolio may invest in zero coupon securities. A zero coupon security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States government or one of its agencies or instrumentalities ("U.S. Government securities") or issued by private corporate issuers. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment. In contrast, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on reinvestments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon and interest-paying securities, there is no reinvestment risk on the principal amount of the investment.
Zero coupon securities of the type held by the Portfolios can be sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates and the time remaining to maturity, may be more or less than the securities' "accreted value;" that is, their value based solely on the amount due at maturity and accretion of interest to date. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields

Medium-, Lower- and Unrated Securities
The Intermediate High Grade, Diversified Strategic Income, Equity Income, Growth & Income and Total Return Portfolios may invest in medium- or lower-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than is offered by higher-rated securities, but also will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium-, lower-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during a major economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and comparable unrated securities are generally unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, each Portfolio's Adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors established by the Fund's Board of Trustees into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

The markets in which medium- and lower-rated or comparable unrated securities are traded are generally more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for a Portfolio to purchase and also may have the effect of limiting the ability of the Portfolio to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium-, lower-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, would disrupt severely the market for such securities and adversely affect the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Fixed-income securities, including medium-, lower-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Portfolio. If an issuer exercises these rights during periods of declining interest rates, the Portfolio may have to replace the security with a lower-yielding security resulting in a decreased return to the Portfolio.

The market values of securities in lower rating categories are more volatile than that of higher quality securities, and the markets in which medium- and lower-rated or comparable unrated securities are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investor perceptions may also have a negative impact on the value and liquidity of lower-rated, high-yield securities, especially in a limited trading market.

Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of such securities by the Portfolio involved, but the Portfolio's Adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

Securities that are rated Ba by Moody's or BB by S&P or the equivalent from another NRSRO have speculative characteristics with respect to their capacity to pay interest and repay principal. Securities that are rated B generally lack the characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger with respect to principal or interest.

The Diversified Strategic Income Portfolio's holdings (as rated by S&P) for the fiscal year ended December 31, 1997, were composed as follows:
0.11% rated BBB; 10.23% rated BB; 14.37% rated B; and 0.32% rated CCC. The percentages were calculated on a dollar weighted average basis by determining monthly the percentage of the Portfolio's net assets invested in each rating category and do not necessarily indicate what the composition of the Portfolio's holdings will be in subsequent years.

Concentration
The Money Market Portfolio will concentrate at least 25% of its assets in the banking industry and the Equity Income Portfolio will concentrate at least 25% of its assets in the utility industry, provided that, if, at some future date, adverse economic conditions prevail in either of those industries, the relevant Portfolio may temporarily invest less than 25% of its assets in the affected industry for defensive purposes. Because of its concentration policy, either of these Portfolios may be subject to greater risk and market fluctuation than a fund that had securities representing a broader range of investment alternatives. The Money Market and Equity Income Portfolios' concentration policies are fundamental policies that cannot be changed without the approval of a majority of the relevant Portfolio's outstanding voting securities.

Securities of Unseasoned Issuers
The Diversified Strategic Income, Total Return, International Equity and Emerging Growth Portfolios may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and may be dependent on products or services without an established market share.

Floating-- and Variable-Rate Demand Notes
The Money Market Portfolio may acquire floating- and variable-rate demand notes of corporate issuers. Although floating- and variable-rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by the Portfolio will be determined by the Portfolio's Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" (i.e., within the two highest rating categories) by any NRSRO. Moreover, while there may be no active secondary market with respect to a particular floating- or variable-rate demand note purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a particular floating- or variable-rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Portfolio could, for this or other reasons, suffer a loss to the extent of the default.

Leverage
The International Equity Portfolio may borrow from banks, on a secured or unsecured basis, up to one-third of the value of its assets. If the Portfolio borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."

Leverage creates an opportunity for increased returns to shareholders of the Portfolio but, at the same time, creates special risks. For example, leverage may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Portfolio that can exceed the income from the assets retained. To the extent that the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the Portfolio will have to pay in respect thereof, the Portfolio's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Portfolio will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Portfolio.


Year 2000
The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and except that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

Portfolio Transactions

All orders for transactions in securities, options, futures contracts and options on futures contracts on behalf of the Portfolios will be placed by their respective Advisers and/or Sub-Advisers with broker-dealers that those advisers select, including Smith Barney and other affiliated brokers. A Portfolio may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when the Portfolio's Investment Adviser believes that the broker's charge for the transaction does not exceed usual and customary levels. The same standard applies to the use of Smith Barney or a Smith Barney-affiliated broker as a commodities broker in connection with entering into futures contracts and options on futures contracts.

Net Asset Value

The value of an individual share of a Portfolio is the net asset value of that share. The net asset value per share of each Portfolio will be calculated separately on each day, Monday through Friday, except on days when the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. Net asset value per share of each Portfolio is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time). The Money Market Portfolio seeks to maintain its net asset value at $1.00 per share.

Net asset value per share is computed by dividing the value of a Portfolio's net assets by the total number of its shares outstanding. Generally, a Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the mean between the bid and asked prices at the close of business on each day. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost when the Fund's Board of Trustees determines that this constitutes fair value; assets of the Money Market Portfolio also are valued at amortized cost. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to the security, index or currency underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Fund's Board of Trustees. Further information regarding the Fund's valuation policies is contained in the SAI.

How to Use the Fund
Investing in the Fund
Shares of the Fund are currently offered exclusively to Contract owners. To find out which insurance companies offer Contracts that are eligible to invest in the Fund, call the Fund at (800) 451-2010. For further information, see the description provided in the Contract prospectus.

Sales Charges and Surrender Charges
The Fund does not assess any sales charge, either when it sells or when it redeems shares of a Portfolio. However, surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.

Redeeming and Exchanging Shares
The Fund will redeem shares in response to full or partial surrenders of a Contract or a transfer of money from one Portfolio to another. Information on how to transfer funds is described in the Contract prospectus. Generally, payment upon redemption will be made on the third business day after receiving a valid redemption request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations). The Fund will use the net asset value at the close of trading on the NYSE on the day the notice of surrender or transfer is received. If the request is received after the close of trading on the NYSE, the shares will be redeemed at the net asset value at the close of the next business day. The value of any redeemed shares may be more or less than their original purchase price.

A detailed description of how to surrender the Contract and transfer money among Portfolios is included in the Contract prospectus.
Dividends and Taxes
Dividends
Net Investment Income. Dividends and distributions will be automatically reinvested, without a sales charge, in the shareholder's account at net asset value in additional shares of the Portfolio that paid the dividend or distribution, unless the shareholder instructs the Portfolio to pay all dividends and distributions in cash. Net investment income, including dividends on stocks and interest on bonds or other securities the Fund holds, is distributed to the shareholders of the Portfolios as follows:

? monthly for the Money Market Portfolio;
? annually for the Appreciation, Diversified Strategic Income,
Emerging Growth, Equity Income, Equity Index, Growth & Income,
Intermediate High Grade, International Equity and Total Return
Portfolios.

Capital Gains. Distributions of any net realized capital gains of the Portfolios will be paid annually shortly after the close of the fiscal year in which they are earned.

Taxes

In the opinion of counsel to the Fund, each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.
The Fund intends that each Portfolio will separately meet the requirements for qualification each year as a "regulated investment company" within the meaning of the Code. In order to qualify as a regulated investment company, each Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

Dividends paid by a Portfolio from taxable investment income and distributions of short-term capital gains will be treated as ordinary income in the hands of the shareholders for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains will be treated as long-term capital gains in the hands of the shareholders, if certain notice and designation requirements are satisfied, whether paid in cash or reinvested in additional shares, regardless of the length of time that the investor has held shares of the Portfolio. The Fund has been informed that the separate accounts represented by the Contracts should, for federal income tax purposes, be considered the shareholders of each of the Portfolios.

To comply with regulations under Section 817(h) of the Code, each Portfolio will be required to diversify its investments so that on the last day of each calendar quarter, or within 30 days thereafter, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of
Section 817(h) of the Code, obligations of the United States Treasury and each U.S. government agency or instrumentality are treated as securities of separate issuers. Compliance with these diversification rules will limit the ability of the Money Market and Intermediate High Grade Portfolios, in particular, to invest more than 55% of their assets in securities issued by a single agency or instrumentality of the U.S. government.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Portfolios will be able to operate as currently described in this Prospectus, or that the Fund will not have to change the investment goal or investment policies of a Portfolio. While a Portfolio's investment goal is fundamental and may be changed only by a vote of a majority of the Portfolio's outstanding shares, the Fund's Board of Trustees reserves the right to modify the investment policies of a Portfolio as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Portfolio.


Reference is made to the Contract prospectus for information regarding the federal income tax treatment of distributions.
Management of the Fund
Board of Trustees

Overall responsibility for management and supervision of the Fund and the Portfolios rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons or companies that furnish services to the Fund and its Portfolios, including agreements with the Advisers and/or Sub-Adviser, and Administrator of the Portfolios and with the Portfolios' Custodian, Transfer Agent and Distributor. The day-to-day operations of the Portfolios are delegated to the Advisers and/or Sub-Advisers, and Administrator of the Portfolios. The identities and backgrounds of the Trustees and officers of the Fund, together with certain additional information about them, are contained in the SAI.


Investment Advisers and Administrator

Each Portfolio's assets are managed separately. Subject to the supervision and direction of the Fund's Board of Trustees, the Adviser of each Portfolio manages the Portfolio in accordance with the Portfolio's goal or goals and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional portfolio managers and securities analysts who provide research services to the Portfolio.

MMC, located at 388 Greenwich Street, New York, New York 10013, provides investment advisory and management services to investment companies affiliated with Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged through its subsidiaries principally in four business segments:
Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. MMC renders investment advice to investment companies that had aggregate assets under management as of March 31, 1998, in excess of $100.5 billion.

TIMCO, located at One Tower Square, Hartford, CT 06183-2030, provides investment advisory and management services to investment companies affiliated with Holdings. TIMCO renders investment advice to investment companies that had aggregate assets under management as of March 31, 1998, of approximately of $2.6 billion.

Global Capital Management, located at 10 Piccadilly, London, W1V 9LA England, is a wholly owned subsidiary of Holdings. Global Capital Management is responsible for the Diversified Strategic Income Portfolio's investments in foreign securities, and selects the brokers and dealers that execute the Portfolio's investments in foreign securities. Global Capital Management renders investment advice to institutional clients and investment companies with aggregate assets under management, as of March 31, 1998, in excess of approximately $1 billion.

VKAC, located at One Parkview Plaza, Oakbrook Terrace, Illinois, 60181, is a wholly owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

VKAC, together with its predecessors, has been in the investment advisory business since 1926. VKAC provides investment advice to investment companies and has aggregate assets under management or supervision as of March 31, 1998 in excess of approximately $60 billion.

Portfolio Management

Appreciation Portfolio -- Harry D. Cohen is a Vice President and
Investment Officer of the Fund, and a Managing Director of Smith Barney ("SB"). Prior to July 1993, Mr. Cohen served as Executive Vice
President of Shearson Lehman Brothers Inc. ("SLB").

Diversified Strategic Income Portfolio -- James C. Conroy is a Vice President and Investment Officer of the Fund, and a Managing Director of SB. Prior to July 1993, Mr. Conroy served as Managing Director of SLB. Victor Filatov of Global Capital Management is a Vice President and Investment Officer of the Fund and a Managing Director of SB. Prior to November 1993, Mr. Filatov was a Vice President of J.P. Morgan Securities, Inc.

Emerging Growth Portfolio -- Gary Lewis is a Vice President and
Investment Officer of the Fund, and Senior Vice President of VKAC. Mr. Lewis has been a Portfolio Manager at VKAC since 1989.

Equity Income Portfolio -- Jack S. Levande is a Vice President and Investment Officer of the Fund, and a Managing Director of SB. Prior to July 1993, Mr. Levande served as Managing Director of SLB.

Equity Index Portfolio -- Mr. Sandip A. Bhagat is a Vice President and Investment Officer of the Fund, and President of TIMCO. Mr. Bhagat joined TIMCO in 1987.

Growth & Income Portfolio -- R. Jay Gerken is a Vice President and Investment Officer of the Fund and a Managing Director of SB. Prior to July 1993, Mr. Gerken served as Managing Director of SLB. George V. Novello is a Vice President and Investment Officer of the Fund, and a Managing Director of SB. Prior to July 1993, Mr. Novello served as Managing Director of SLB.

Intermediate High Grade Portfolio -- George Ruppert Vernon, Jr. is a Vice President and Investment Officer of the Fund, and a Managing
Director of SB.

International Equity Portfolio -- Jeffrey Russell is a Vice President and Investment Officer of the Fund, and a Managing Director of SB.

Total Return Portfolio -- John G. Goode is a Vice President and
Investment Officer of the Fund, and Chairman and Chief Investment
Officer of Davis Skaggs Investment Management, a division of MMC.

Money Market Portfolio -- Phyllis Zahorodny is a Vice President and Investment Officer of the Fund, and a Managing Director of SB.

The Fund's management discussion and analysis, and additional performance information regarding the Portfolios of the Fund during the fiscal year ended December 31, 1997 is included in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request without charge from a representative of a participating life insurance company or from their Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

Custodian and Transfer Agent
PNC, located at 17th and Chestnut Streets, Philadelphia, PA 19103, acts as custodian of the Appreciation, Emerging Growth, Equity Income, Equity Index, Growth & Income, Intermediate High Grade, Money Market and Total Return Portfolios' investments generally.

Chase, located at MetroTech Center, Brooklyn, New York 11245, acts as the custodian of the International Equity and Diversified Strategic Income Portfolios' investments generally.

First Data, located at Exchange Place, Boston, Massachusetts, 02109, acts as the Fund's Transfer Agent.

Distributor
Smith Barney, a subsidiary of Holdings, is located at 388 Greenwich Street, New York, New York, 10013 and serves as distributor of the Fund's shares, for which it receives no separate fee from the Fund. Insurance companies offering the Contracts pay Smith Barney for the services it provides and the expenses it bears in distributing the Contracts, including payment of commissions for sales. Insurance companies offering the Contracts will bear certain additional costs in connection with the offering of the Fund's shares, including the costs of printing and distributing prospectuses, statements of additional information and sales literature.
Additional Information
Formation

The Fund was organized on May 13, 1991, under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust. " The Fund is registered with the SEC as a diversified, open-end management investment company, as defined in the 1940 Act. The Fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993, October 14, 1994 and July 24, 1997, the Fund changed its name to Smith Barney Shearson Series Fund, Smith Barney Series Fund and Greenwich Street Series Fund, respectively.

Shares of Beneficial Interest
The Fund offers shares of beneficial interest of separate series with a par value of $.001 per share. Shares of ten series have been authorized, which represent the interests in the ten Portfolios described in this Prospectus. When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus.

Generally, shares of the Fund vote by individual Portfolio on all matters except (a) matters affecting only the interests of more than one of the Portfolios, in which case shares of the affected Portfolios would be entitled to vote, or (b) when the 1940 Act requires that shares of the Portfolios be voted in the aggregate. All shares of the Fund vote together as one series for the election of Trustees. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Fund's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Fund in communicating with other shareholders in seeking the holding of such a meeting.

The participating life insurance company sends a semi-annual report and an audited annual report to each owner of a Contract, each of which includes a list of the investment securities held by the Portfolios at the end of the period covered. Contract owners may make inquiries regarding the Fund and its Portfolios, including the current performance of the Portfolios, to a representative of a participating life insurance company or their Smith Barney Financial Consultant.

The Portfolios' Performance
Yield
The Money Market Portfolio may, from time to time, include the yield and effective yield in advertisements or reports to shareholders or prospective investors. Current yield for the Money Market Portfolio will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Portfolio will be calculated in a manner similar to that used to calculate yield, but will reflect the compounding effect of earnings on reinvested dividends.

For the Diversified Strategic Income Portfolio and the Intermediate High Grade Portfolio, from time to time, the Fund may advertise the 30-day yield. The yield of a Portfolio refers to the income generated by an investment in such Portfolio over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Portfolio during the period by the net asset value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.
Total Return
From time to time, a Portfolio other than the Money Market Portfolio may advertise its "average annual total return" over various periods of time. Such total return figure shows the average percentage change in value of an investment in the Portfolio from the beginning of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's operations or on a year-by-year basis). When considering average annual total return figures for periods longer than one year, it is important to note that the relevant Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. A Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in a Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., changes in value of initial investment, income dividends and capital gains distributions).

It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SAI describes the method used to determine the Portfolios' yield and total return. Shareholders may make inquiries regarding a Portfolio, including current yield quotations or total return figures, to a representative of a participating life insurance company or their Smith Barney Financial Consultant.

In reports or other communications to shareholders or in advertising material, a Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, or with other appropriate indices of investment securities, such as the S&P 500, Salomon Brothers World Government Bond Index, Lehman Brothers Government Bond Index and Lehman Brothers Mortgage-Backed Securities Index, with the Consumer Price Index, Dow Jones Industrial Average or NASDAQ, or with investment or savings vehicles. The performance information may also include evaluations of the Portfolios published by nationally recognized ranking services and by financial publications that are also nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement also would include the standard performance information required by the SEC as described above. For these purposes, the performance of the Portfolios, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce a Portfolio's performance.

A Portfolio may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, the offer may not lawfully be made.



Symphony


IDS Life Insurance Company
IDS Tower 10
Minneapolis, Minnesota 55440-0010



GREENWICH STREET SERIES FUND

388 Greenwich Street, New York, New York 10013  (800) 451-2010


STATEMENT OF ADDITIONAL INFORMATION	April 30, 1998

	This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current Prospectus of Greenwich Street Series Fund (the "Fund"), relating to one or more of the ten investment portfolios offered by the Fund (the "Portfolios"), dated April 30, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

The Fund is a diversified, open-end management investment company -- a mutual fund -- with ten Portfolios, each with separate goals and investment policies:

The Appreciation Portfolio's goal is long-term appreciation of capital. This Portfolio invests primarily in equity securities.

The Diversified Strategic Income Portfolio's goal is high current income. This Portfolio invests primarily in three types of fixed-income securities: U.S. government and mortgage-related securities, foreign government bonds and corporate bonds rated below investment grade.

The Emerging Growth Portfolio's goal is to provide capital appreciation. This Portfolio invests primarily in common stocks of small and medium-sized companies, both domestic and foreign, considered to be emerging growth companies by its investment adviser.

The Equity Income Portfolio's primary goal is current income, with a secondary goal of long-term capital appreciation. This Portfolio invests primarily in dividend-paying common stocks, concentrating in securities of companies in the utility industry.

The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the Standard & Poor's Daily Price Index of 500 Common Stocks (the "S&P 500"). This Portfolio invests in the common stocks of companies represented in the S&P 500.

The Growth & Income Portfolio's goal is income and long-term capital growth. This Portfolio invests primarily in dividend-paying equity securities meeting certain specified investment criteria.

The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital. This Portfolio invests in high-quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers.

The International Equity Portfolio's goal is to provide total return on its assets from growth of capital and income. This Portfolio invests in a diversified portfolio of equity securities of established non-U.S. issuers.

The Money Market Portfolio's goal is maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This Portfolio invests in high-quality short-term money market instruments.

The Total Return Portfolio's goal is to provide shareholders with total return, consisting of long-term capital appreciation and income. This Portfolio invests primarily in a diversified portfolio of dividend-paying common stocks.


CONTENTS

	For ease of reference, the same section headings are used in both the Prospectus and this SAI, except where shown below.

Management of the Fund	3
Investment Goals and Policies of the Portfolios 	9
Purchase of Shares (See in the Prospectus "How to Use the Fund")	32
Redemption of Shares (See in the Prospectus "How to Use the Fund")	32
Net Asset Value	33
Performance Data (See in the Prospectus "The Portfolios'
Performance")	34
Taxes (See in the Prospectus "Dividends and Taxes")	37
Custodian and Transfer Agent	39
Financial Statements	39
Appendix	A-1

MANAGEMENT OF THE FUND

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:

Name
Service
Mutual Management Corp. ("MMC" or
"Adviser" and "Administrator")
formerly known as Smith Barney
Mutual Funds Management, Inc.
Investment Adviser to Money Market,
Intermediate High Grade,
Diversified Strategic Income,
Equity Income, Growth & Income,
Appreciation and International
Equity Portfolios; Administrator to
each Portfolio


Davis Skaggs Investment Management,
a division of MMC ("Davis
Skaggs" or "Adviser")
Investment Adviser to Total Return
Portfolio


Smith Barney Global Capital
Management Inc.
("Global Capital Management" or
"Sub-Adviser")
Sub-Investment Adviser to
Diversified Strategic Income
Portfolio


Travelers Investment Management
Company ("TIMCO" or "Adviser")
Investment Adviser to Equity Index
Portfolio


Van Kampen American Capital Asset
Management, Inc. ("VKAC" or
"Adviser")
Investment Adviser to Emerging
Growth Portfolio


Smith Barney Inc. ("Distributor")
Distributor


PNC Bank, National Association
("PNC" or "Custodian")
Custodian for Appreciation,
Emerging Growth, Equity Income,
Equity Index, Growth & Income,
Intermediate High Grade, Money
Market and Total Return Portfolios


Chase Manhattan Bank ("Chase" or
"Custodian")
Custodian for Diversified Strategic
Income and International Equity
Portfolios


First Data Investor Services Group,
Inc. ("First Data" or "Transfer
Agent")
Transfer and Dividend Paying Agent

	These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this SAI.
Trustees and Officers of the Fund
	The names of the Trustees and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are set forth below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. As of March 31, 1998, Trustees and officers of the Fund as a group owned no shares of the Fund.

Herbert Barg, Trustee (Age 74). Private Investor.  His address is
273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

*Alfred Bianchetti, Trustee (Age 74).  Retired; formerly Senior
Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07446.

Martin Brody, Trustee (Age 76).  Consultant, HMK Associates.
Retired Vice Chairman of the Board of Restaurant Associates Corp. and a Director of Jaclyn, Inc. His address is c/o HMK Associates, 30
Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane, Trustee (Age 60). Professor, Harvard Business
School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett, Trustee (Age 67). Managing Partner of Dorsett McCabe Management, Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe, Trustee (Age 71). Chairman of the Board and
President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman, Trustee (Age 65). Attorney.  His address is
277 Park Avenue, New York, New York 10172.

Joseph J. McCann, Trustee (Age 67). Financial Consultant; Retired
Financial Executive of Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon, Chairman of the Board and Investment Officer (Age 64). Managing Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of MMC and Travelers Investment Adviser, Inc. ("TIA"); prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("SLB"); Vice Chairman of Asset Management division of SLB. Mr. McLendon is Chairman of the Board and Investment Officer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr., Trustee (Age 64). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is P.O. Box 335, High Street, Enfield, New Hampshire 03748.

      James J. Crisona, Trustee Emeritus. Attorney; formerly Justice of the Supreme Court of the State of New York. His address is 118 East 60th Street, New York, New York 10022

Sandip A. Bhagat, Vice President and Investment Officer (Age 37).
President of TIMCO; prior to 1995, Senior Portfolio Manager for
TIMCO. His address is One Tower Square, Hartford, Connecticut 06183-
2030.

John C. Bianchi, Vice President and Investment Officer (Age 42). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors ("SLA"). Mr. Bianchi is Vice President and Investment Officer of six other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Harry D. Cohen, Vice President and Investment Officer (Age 56). Managing Director of Smith Barney; prior to July 1993, President of Asset Management division of SLB. Mr. Cohen is Vice President and Investment Officer of two other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

James E. Conroy, Vice President and Investment Officer (Age 47). Managing Director of Smith Barney; prior to July 1993, Managing Director of SLA. Mr. Conroy serves as Vice President and Investment Officer of four Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Victor Filatov, Vice President and Investment Officer (Age 45). Managing Director of Smith Barney, President and Director of Global Capital Management; prior to November 1993, Vice President of J.P. Morgan Securities Inc. Mr. Filatov is Vice President and Investment Officer of four other Smith Barney Mutual Funds. His address is 10 Piccadilly, London, WIV 9LA, U.K.

R. Jay Gerken, Vice President and Investment Officer (Age 46). Managing Director of Smith Barney; prior to July 1993, Managing Director of SLA. Mr. Gerken is Vice President and Investment Officer of two other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Scott Glasser, Vice President and Investment Officer (Age 30).
Vice President of Smith Barney; prior to October 1993, fixed income analyst with Bear, Stearns & Co. Inc. Mr. Glasser is Vice President and Investment Officer of one other Smith Barney Mutual Fund. His address is 388 Greenwich Street, New York, New York 10013.

John G. Goode, Vice President and Investment Officer (Age 52). Managing Director of Smith Barney; Chairman and Chief Investment Officer of Davis Skaggs. Mr. Goode is Vice President and Investment Officer of four other Smith Barney Mutual Funds. His address is One Sansome Street, San Francisco, California 94104.

Simon Hildreth, Vice President and Investment Officer (Age 42). Managing Director of Smith Barney; prior to 1994, Director of Mercury Asset Management Ltd. Mr. Hildreth is Vice President and Investment Officer of one other Smith Barney Mutual Fund. His address is 10 Piccadilly, London, WIV 9LA, U.K.

Jack S. Levande, Vice President and Investment Officer (Age 51). Managing Director of Smith Barney; prior to July 1993, Managing Director of SLA. Mr. Levande is Vice President and Investment Officer of one other Smith Barney Mutual Fund. His address is 388 Greenwich Street, New York, New York 10013.

Gary Lewis, Vice President and Investment Officer (Age 43).
Senior Vice President of Van Kampen American Capital Asset
Management, Inc.  His address is 2800 Post Oak Boulevard, Houston,
Texas 77056.

George E. Mueller, Jr., Vice President and Investment Officer (Age
56). Managing Director of Smith Barney; prior to July 1993, Managing Director of SLA. Mr. Mueller is Vice President and Investment Officer of two other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Jeffrey Russell, Vice President and Investment Officer (Age 39).
Managing Director of Smith Barney. Mr. Russell is Vice President and Investment Officer of six other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

George Ruppert Vernon, Jr., Vice President and Investment Officer
(Age 39).  Managing Director of SB.  His address is 388 Greenwich
Street, New York, New York 10013.

Phyllis Zahorodny, Vice President and Investment Officer (Age 39). Managing Director of Smith Barney; prior to July 1993, Managing Director of SLA. Ms. Zahorodny is Vice President and Investment Officer of six other Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 40).
Managing Director of Smith Barney; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and
Treasurer of 42 Smith Barney Mutual Funds.  His address is 388
Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 46). Managing Director of Smith Barney; General Counsel and Secretary of MMC and TIA. Ms. Sydor also serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

	No officer, director or employee of Smith Barney, any of the Portfolios' Advisers or Sub-Adviser, or any of their affiliates receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of Smith Barney, the Advisers or any of their affiliates a fee of $5,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. The Fund pays a Trustee Emeritus who is not a Trustee, officer or employee of Smith Barney, the Advisers, or any of their affiliates a fee of $2,500 per annum plus $250 per in person meeting and $50 per telephonic meeting. Each Trustee is reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

	For the calendar year ended December 31, 1997, the Trustees of the Fund were paid the following compensation:


Pension or
Compensation
Number of


Retirement
From Fund
Funds for

Aggregate
Benefits
Accrued
And Fund
Which Director

Compensation
as part of
Complex
Serves Within
Name of Person
from Fund +

Fund
Expenses
Paid to
Directors
Fund Complex





Herbert Berg
$7,600
$0
$101,600
18
Alfred
Bianchetti*
7,600
0
49,600
13
Martin Brody
7,000
0
119,814
21
Dwight B. Crane
7,600
0
133,850
24
Burt N. Dorsett*
7,600
0
49,600
13
Elliot S. Jaffe
7,500
0
48,500
13
Stephen E.
Kaufman
7,600
0
91,964
15
Joseph J. McCann
7,600
0
49,600
13
Heath B. McLendon
*
0
0
0
42
Cornelius C.
Rose, Jr.
7,600
0
49,600
13

+	Upon attainment of age 80, Fund Trustees are required to change to emeritus status.  Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Fund Trustees, together with reasonable out-of-
pocket expenses for each meeting attended.  Mr. Crisona is a
Trustee Emeritus and as such may attend meetings but has no voting rights.  During the Fund's last fiscal year,  aggregate
compensation paid by the Fund to Trustees achieving emeritus status totaled  $11,423.
*	Designates an "interested" Trustee.

Investment Advisers, Sub-Investment Adviser and Administrator
	Each Adviser serves as investment adviser to one or more Portfolios pursuant to a separate written agreement with each Portfolio (an "Advisory Agreement"). The Advisory Agreements for each of the Portfolios were approved by the Board of Trustees, including a majority of the Trustees who are not interested persons. MMC serves as Administrator to each Portfolio pursuant to a separate written agreement with each Portfolio (the "Administration Agreement"). The Administration Agreement was approved by the Fund's Board of Trustees, including a majority of the disinterested Trustees. Certain of the services provided by, and the fees paid by the Fund to, the Advisers under the Advisory Agreements, MMC under its Administration Agreement and Global Capital Management under its sub-investment advisory agreement are described in the Prospectus.

	MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which, in turn, is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). Travelers is a diversified financial services holding company principally engaged in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services.

	VKAC is a diversified asset management company with more than two million retail investor accounts, capabilities for managing institutional portfolios, and over $60 billion under management or supervision.

	Smith Barney, the Fund's distributor, and Global Capital
Management, Sub-Adviser to Diversified Strategic Income Portfolio, are subsidiaries of Holdings.

	Certain of the services provided to the Fund by MMC as administrator are described in the Prospectus under "Management of the Fund." In addition to those services, MMC pays the salaries of all officers and employees who are employed by both it and the Fund; maintains office facilities for the Fund; furnishes the Fund with statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Fund; prepares reports to the Fund's shareholders and prepares tax returns, reports to and filings with the SEC and state blue sky authorities. MMC bears all expenses in connection with the performance of its services.

	Each Adviser and the Sub-Adviser pays the salaries of all officers and employees who are employed by both them and the Fund, maintains office facilities for the Fund and bears all expenses in connection with the performance of their respective services under their Agreements with the Fund.

	The Portfolios incurred the following investment advisory fees for the past three years, which were partially waived for the years ended December 31, 1997, 1996 and 1995 by their respective Adviser:

Portfolio
December 31,1997
December 31,1996
December 31,1995
Appreciation
$662,865
$536,120
$488,187
Diversified Strategic
Income
263,097
266,327
252,838
Emerging Growth
146,478
142,425
108,035
Equity Income
194,623
215,308
216,900
Equity Index
56,376
69,030
50,171
Growth & Income
187,747
166,039
146,172
Intermediate High Grade
59,572
60,847
61,355
International Equity
275,190
278,118
235,739
Money Market
16,034
17,904
18,434
Total Return
1,220,026
665,417
247,410

	For the year ended December 31, 1995, the Advisers,
Administrator, Transfer Agent and Custodian waived fees to the Portfolios as follows:


Waivers and
Investm
ent

Transf
er

Portfolio
Reimbursemen
ts
Adviser
Administra
tor
Agent
Custodia
n
Money Market
$28,195
$15,76
4
$10,510
$519
$1,402
Intermediate High
Grade
14,361
7,291
3,592
145
327
Equity Index
21,657
8,065
3,972
310
2,468
Emerging Growth
27,302
16,260
4,066
221
1,490

* Boston Safe Deposit and Trust Company served as the Portfolio's custodian prior to May 15, 1995.

	For the year ended December 31, 1995, IDS Life Insurance
Company ("IDS Life") reimbursed expenses to the Portfolios as follows:

Emerging Growth
$5,265
Equity Index
6,842
Intermediate High Grade
3,006

	The Fund bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of the Advisers, the Sub-Adviser or Smith Barney; SEC fees and state blue sky qualification fees; charges of custodians; transfer and dividend disbursing agents' fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation of corporate meetings and of preparation and printing of prospectuses and shareholder reports for regulatory purposes and for distribution to shareholders.

	Each Adviser, the Sub-Adviser and MMC have agreed that if in any fiscal year the aggregate expenses of any Portfolio that they serve (including fees payable pursuant to their service agreements with the Fund, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Portfolio, the relevant Adviser, the Sub-Adviser and MMC, as appropriate, will reduce their fees to the Portfolio for that excess expense to the extent required by state law in the same proportion as their respective fees bear to the combined fees for investment advice and administration. A fee reduction, if any, will be reconciled on a monthly basis. The most restrictive annual expense limitation applicable to any Portfolio is 2.50% of the first $30 million of the Portfolio's average net assets, 2.00% of the next $70 million of the average net assets and 1.50% of the remaining average net assets of each Portfolio. No fee reduction was required for the fiscal year ending December 31, 1997.

INVESTMENT GOALS AND POLICIES OF THE PORTFOLIOS
	The Fund's Prospectus discusses the investment goals of the Portfolios currently offered by the Fund and the policies to be employed to achieve those goals. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to such investments, policies and strategies.

U.S. Government Securities (All Portfolios)
	U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Direct obligations of the United
States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

	U.S. government securities include not only direct obligations of the United States Treasury but also securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Federal Home Loan Banks, Federal
Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, Resolution Trust Corporation, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, a Portfolio will invest in obligations issued by such an instrumentality only if its Investment Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

Bank Obligations (All Portfolios)
	U.S. commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of certificates of deposit ("CDs") of each bank held by the Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of government regulations, U.S. branches of U.S. banks are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

	Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

	Obligations of U.S. branches of foreign banks may be general obligations of the parent bank, in addition to being general obligations of the issuing branch, or may be limited by the terms of specific obligations and by governmental regulation as well as governmental action in the country in which the foreign bank is headquartered. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to (a) pledge to the regulator an amount of its assets equal to 5% of its total liabilities by depositing assets with a designated bank within the state and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of state branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.


	In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of U.S. banks, by U.S. branches of foreign banks or by foreign branches of foreign banks, the Portfolios' Advisers will carefully evaluate such investments on a case-by-case basis.

	The Money Market Portfolio will not purchase TDs maturing in more than six months and will limit its investment in TDs maturing from two business days through six months to 10% of its total assets. Except when maintaining a temporary defensive position, the Portfolio will invest more than 25% of its assets in short-term bank instruments of the types discussed above.

	The Money Market Portfolio may purchase a CD issued by a bank, savings and loan association or similar institution with less than $1 billion in assets (a "Small Issuer CD") so long as (a) the issuer is a member of the FDIC or Office of Thrift Supervision (the "OTS") and is insured by the Savings Association Insurance Fund (the "SAIF"), which is administered by the FDIC and is backed by the full faith and credit of the U.S. government, and (b) the principal amount of the Small Issuer CD is fully insured and is no more than $100,000. The Money Market Portfolio will at any one time hold only one Small
Issuer CD from any one issuer.

	Savings and loan associations whose CDs may be purchased by the Portfolios are supervised by the OTS and are insured by SAIF. As a result, such savings and loan associations are subject to regulation and examination.

Commercial Paper (All Portfolios)
	Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as a Portfolio, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. A Portfolio, therefore, may not invest in a master demand note if as a result more than 10% of the value of the Portfolio's total assets would be invested in such notes and other illiquid securities.

Ratings as Investment Criteria (All Portfolios)
   	In general, the ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and other nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality. Nor do such ratings evaluate the market value risk of the securities. These ratings will be used by the Portfolios as initial criteria for the selection of portfolio securities, but the Portfolios also will rely upon the independent advice of their respective Advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this SAI contains further information concerning the ratings of Moody's, S&P and other NRSROs.

	Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. In addition, it is possible that Moody's, S&P or another NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by the Portfolio, but the relevant Adviser will consider such events in determining of whether the Portfolio should continue to hold the securities.


	In addition, to the extent that the rating given by Moody's, S&P or another NRSRO changes as a result of changes in such organization or its rating system, or due to a corporate reorganization of such organization, a Portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment goal and policies.

	The Money Market Portfolio is prohibited from purchasing a security unless that security is (a) rated by at least two NRSROs (such as Moody's or S&P) within the highest rating assigned to short-term debt securities (or, if not rated or rated by only one agency, is determined to be of comparable quality) or (b) rated by at least two NRSROs within the two highest ratings assigned to short-term debt securities (or, if not rated or rated by only one agency, is determined to be of comparable quality) and not more than 5% of the assets of the Portfolio will be invested in such securities. Comparable quality shall be determined in accordance with procedures established by the Board of Trustees of the Fund.

Reverse Repurchase Agreements (Diversified Strategic Income, Equity Income, Intermediate High Grade and International Equity Portfolios)
   	The Fund does not currently intend to commit more than 5% of the Portfolios' net assets to reverse repurchase agreements. The Portfolio may enter into reverse repurchase agreements with broker-dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining the cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Portfolio intends to use the reverse repurchase technique only when its Adviser believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Portfolio's assets. The Fund's custodian will maintain a separate account for the Portfolio with securities having a value equal to or greater than such commitments.

Lending of Portfolio Securities (Appreciation, Diversified Strategic Income, Emerging Growth, Equity Index, Equity Income, Growth & Income, Intermediate High Grade, International Equity and Total Return Portfolios)
	Consistent with applicable regulatory requirements, the Portfolios have the ability to lend portfolio securities to brokers, dealers and other financial organizations. A Portfolio will not lend portfolio securities to Smith Barney Inc. ("Smith Barney") or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission ( the "SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities, which will be maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a Portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and is acting as a "finder."

	By lending its portfolio securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A Portfolio will comply with the following conditions whenever its portfolio securities are loaned: (a) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment in the loaned securities occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each Adviser to be of good standing and will not be made unless, in the judgment of the relevant Adviser, the consideration to be earned from such loans would justify the risk.

Hedging Transactions
	As described in the Prospectus, certain of the Portfolios may enter into various types of securities, index and currency futures, options and related contracts in order to hedge the existing or anticipated value of its portfolio. No Portfolio is required to enter into hedging transactions with regard to its foreign currency-denominated securities and a Portfolio will not do so unless deemed appropriate by its Adviser. This method of protecting the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time.

	A Portfolio will not, however, enter into such transactions in a manner which would adversely affect its status as an investment company for Federal securities law or income tax purposes. Each Portfolio will invest in these instruments only in markets believed by its Adviser to be active and sufficiently liquid.


Options on Securities (Diversified Strategic Income, Emerging Growth, Equity Income, Equity Index, Growth & Income, Intermediate High Grade, International Equity, and Total Return Portfolios)
	The Portfolios may engage in the writing of covered put and call options and may enter into closing transactions. The Intermediate High Grade, Diversified Strategic Income, Equity Income, Total Return, International Equity and Emerging Growth Portfolios also may purchase put and call options.

	The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

   	Options written by a Portfolio normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Portfolio may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

	So long as the obligation of a Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. A Portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underling security when it writes a put option, a Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") and of the securities exchange on which the option is written.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Because of this and current trading conditions, the Diversified Strategic
Income, Total Return, International Equity and Emerging Growth Portfolios expect to purchase not only call or put options issued by the Clearing Corporation, but also options in the domestic and foreign over-the-counter markets. Portfolios with the authority to write options expect to do so only if a secondary market exists on a U.S. securities exchange or in the over-the-counter market.

	A Portfolio may realize a profit or loss upon entering into a closing transaction. In cases in which a Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the Portfolio initially paid for the original option plus the related transaction costs.

   	Although a Portfolio generally will purchase or write only those options for which its Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered inadequate certain of the facilities of the Clearing Corporation and securities exchanges which have resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

	Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Portfolios and other clients of their respective Advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

	In the case of options written by a Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, a Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, because the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

	Additional risks exist with respect to certain of the U.S. government securities for which a Portfolio may write covered call options. If a Portfolio writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options (Equity Income, Equity Index, Emerging Growth, Growth & Income, International Equity and Total Return Portfolios)
	The Portfolios may purchase call options on stock indexes listed on U.S. securities exchanges for the purpose of hedging their portfolios. The Total Return Portfolio may also write call and buy put options on stock indexes. A stock index fluctuates with changes in the market values of the stocks included in the index. Stock index options may be based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's Daily Price Index of 500 Common Stocks ("S&P 500"). Indexes also may be based on an industry or market segment.

	Options on stock indexes are generally similar to options on stock except with respect to delivery. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.

   	The effectiveness of purchasing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements in the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indexes will be subject to its Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

	A Portfolio will engage in stock index option transactions only when it is determined by its Adviser to be consistent with the Portfolio's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful.


Futures Activities (Diversified Strategic Income, Emerging Growth, Equity Income, Equity Index, Growth & Income, Intermediate High Grade, International Equity and Total Return Portfolios)
	The Intermediate High Grade, Diversified Strategic Income, Equity Income, Growth & Income, Total Return, International Equity and Emerging Growth Portfolios may enter into interest rate futures contracts. The Equity Index, Equity Income, Growth & Income, Total Return, International Equity and Emerging Growth Portfolios may enter into stock index futures contracts. The Diversified Strategic Income, Emerging Growth and International Equity Portfolios may enter into foreign currency futures contracts. Each of the above Portfolios may enter into related options that are traded on a U.S. exchange or board of trade.

	An interest rate futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. Similarly, a foreign currency futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a particular currency at a specified price, date, time and place. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

	The purpose of the acquisition or sale of a futures contract by a Portfolio, other than the Equity Index, Total Return, International Equity and Emerging Growth Portfolios, is to mitigate the effects of fluctuations in the value of its securities caused by anticipated changes in interest rates, market conditions or currency values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts entered into by a Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio.

	No consideration is paid or received by a Portfolio upon entering into a futures contract. Initially, a Portfolio will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to a Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract.

Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a Portfolio is subject to the ability of its Adviser to predict correctly movements in interest rates, changes in market conditions or fluctuations in currency values. These predictions involve skills and techniques that may be different from those involved in the management of the Portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, index or currency and movements in the price of the securities or currency that is the subject of a hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

	Although the Portfolios intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the Portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities or value of the currency being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

	If a Portfolio has hedged against the possibility of a change in interest rates, market conditions or currency values adversely affecting the value of securities held in its portfolio and interest rates, market conditions or currency values move in a direction opposite to that which has been anticipated, the Portfolio will lose part or all of the benefit of the increased value of securities or currencies that it has hedged because it will have offsetting losses in its futures positions. Additionally, if in such situations the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the change in interest rates, market conditions or currency values, as the case may be.

	Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Portfolio holding the options.

	The Portfolios may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of their portfolio securities, or, in the case of the Equity Index Portfolio, in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

   	Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions by an Adviser as to anticipated trends, and such predictions could prove to be incorrect. Even if an Adviser's expectations are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities being hedged.


When-Issued Securities and Delayed-Delivery Transactions (Diversified Strategic Income, Emerging Growth, Equity Income, Growth & Income, Intermediate High Grade, International Equity and Total Return Portfolios)
	To secure an advantageous price or yield, these Portfolios may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. A Portfolio will enter into such transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a Portfolio prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a Portfolio will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

	U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, to a lesser extent, the public's perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

	In the case of the purchase of securities on a when-issued or delayed-delivery basis by a Portfolio, a segregated account in the name of the Portfolio consisting of cash, U.S. government securities, equity securities or debt securities of any grade equal to the amount of the when-issued or delayed delivery commitments, provided such securities are liquid and unencumbered and are marked to market daily pursuant to guidelines established by the Trustees, will be established at the Fund's custodian, PNC (or, in the case of the International Equity or Diversified Strategic Income Portfolios, Chase). For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio involved. On the settlement date, the Portfolio will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased themselves (which may have a greater or lesser value than the Portfolio's payment obligations).

Mortgage-Related Securities (Diversified Strategic Income, Growth & Income, and Intermediate High Grade Portfolios)
	The mortgage pass-through securities in which these Portfolios may invest may be backed by adjustable-rate, as well as conventional, mortgages. Those backed by adjustable-rate mortgages bear interest at a rate that is adjusted monthly, quarterly or annually. The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments.
In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include interest rate levels, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Pools of mortgages with varying maturities or different characteristics will have varying average life assumptions and the prepayment experience of securities backed by adjustable-rate mortgages may vary from those backed by fixed-rate mortgages.

	Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Government mortgage-related securities are backed by the full faith and credit of the United States. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the United States. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from the FHLMC national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

	The Portfolios expect that private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the Portfolios, consistent with their investment goals and policies, will consider making investments in such new types of securities.

American, European and Continental Depository Receipts (Appreciation, Emerging Growth, Equity Income, Growth & Income, International Equity and Total Return Portfolios)
	The Portfolios may invest in the securities of foreign and U.S. issuers in the form of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or U.S. securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs, in bearer form, are designed for use in European securities markets.

Currency Exchange Transactions (Diversified Strategic Income, Emerging Growth, and International Equity Portfolios)
	The Portfolios' dealings in forward currency exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the forward purchase or sale of currency with respect to specific receivables or payables of the Portfolio, generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the forward sale of currency with respect to portfolio security positions denominated or quoted in the currency. The Portfolios may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward contract) into that particular currency. If a Portfolio enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by one of these methods, unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the Custodian cash or readily marketable securities in an amount equal to the value of the Portfolio's total assets committed to the consummation of the forward contract and not otherwise covered. In the case of transaction hedging, any securities placed in the account must be liquid debt securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

	At or before the maturity of a forward contract, the Portfolio either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency it is obligated to deliver.
If the Portfolio retains the portfolio security and engages in an offsetting transaction, at the time of execution of the offsetting transaction, it will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will realize a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

	The cost to a Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase.

	If a devaluation is generally anticipated, a Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options (Diversified Strategic Income, Emerging Growth and International Equity Portfolios)
	The Portfolios may purchase put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Put options convey the right to sell the underlying currency at a price that is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price that is expected to be lower than the spot price of the currency at the time the option expires.

	A Portfolio may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the U.S. dollar value of a foreign currency in which the Portfolio's securities are denominated, for example, will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities it holds, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Portfolio derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

Floating- and Variable-Rate Obligations (Money Market Portfolio)
	The Money Market Portfolio may purchase floating-rate and variable-rate obligations, including participation interests therein. Variable-rate obligations provide for a specified periodic adjustment in the interest rate, while floating-rate obligations have an interest rate that changes whenever there is a change in the external interest rate. The Portfolio may purchase floating-rate and variable-rate obligations that carry a demand feature that would permit the Portfolio to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating-rate and variable-rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

Convertible Securities (Appreciation, Emerging Growth, Equity Income, Growth & Income, Intermediate High Grade, International Equity and Total Return Portfolios)
	The Portfolios may invest in convertible securities, which are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.
When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

	As fixed-income securities, convertible securities provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

	Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Preferred Stock (Appreciation, Diversified Strategic Income, Emerging Growth, Equity Income, Intermediate High Grade, International Equity and Total Return Portfolios)
	The Portfolios may invest in preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Warrants (Appreciation, Emerging Growth, Equity Income, Growth & Income, International Equity and Total Return Portfolios)
	The Portfolios may invest in warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Repurchase Agreements (All Portfolios)
	The Portfolios may enter into repurchase agreements with banks, which are the issuers of instruments acceptable for purchase by the Fund, and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (securities of the U.S. government, or its agencies and instrumentalities) may have maturity dates exceeding one year. The Portfolios do not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. See "Certain Investment Strategies" in the Prospectus for further information.

Restricted Securities (All Portfolios)
	Each Portfolio may invest up to 10% (15% in the case of the Total Return, Emerging Growth, International Equity and Diversified Strategic Income Portfolios) of the value of its net assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933, as amended (the "1933 Act"), except where at least two dealers make a market in such securities) and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days. With respect to the Diversified Strategic Income Portfolio, this restriction will not apply to securities subject to Rule 144A of the 1933 Act. Restricted securities are generally purchased at a discount from the market price of unrestricted securities of the same issuer. Investments in restricted securities are not readily marketable without some time delay. Investments in securities which have no readily available market value are valued at fair value as determined in good faith by the Fund's Board of Trustees. Ordinarily, a Portfolio would invest in restricted securities only when it receives the issuer's commitment to register the securities without expense to the Portfolio. However, registration and underwriting expenses (which may range from 7% to 15% of the gross proceeds of the securities sold) may be paid by the Portfolio. A portfolio position in restricted securities might adversely affect the liquidity and marketability of such securities, and the Portfolio might not be able to dispose of its holdings in such securities at reasonable price levels.

Short Sales Against the Box (Emerging Growth, Equity Income, International Equity and Total Return Portfolios)
	The Portfolios may enter into a short sale of common stock such that when the short position is open the Portfolio involved owns an equal amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box," will be entered into by a Portfolio for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the Portfolio delivers the convertible or exchangeable securities to close out its short position. Although prior to delivery a Portfolio will have to pay an amount equal to any dividends paid on the common stock sold short, the Portfolio will receive the dividends from the preferred stock or interest from the debt securities convertible or exchangeable into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Portfolio will deposit, in a segregated account with the Fund's Custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box. The extent to which the Portfolio may make short sales of common stock may be limited by the requirements contained in Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

Investment Restrictions
	The investment restrictions numbered 1 through 8 have been adopted by the Fund with respect to the Portfolios as fundamental policies for the protection of shareholders. Under the 1940 Act, a Portfolio's fundamental policy may not be changed without the vote of a "majority" of the outstanding voting securities of that Portfolio. "Majority" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of that Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding shares of that Portfolio. Investment restrictions 9 through 18 are non-fundamental policies and may be changed by vote of a majority of the Fund's Board of Trustees at any time.

	The investment policies adopted by the Fund prohibit a Portfolio from:

	1. Investing in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2. Borrowing money, except that (a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	3. Engaging in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

	4. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies); or (d) investing in real estate investment trust securities.

	6. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	7. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry; provided that this limitation shall not apply to the purchase of (a) with respect to the Money Market Portfolio, U.S. dollar-denominated bank instruments such as Cds, Tds, bankers' acceptances and letters of credit that have been issued by U.S. banks or (b) with respect to the Equity Income Portfolio, the securities of companies within the utility industry.

	8. Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	9. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolios may invest in the securities of companies that invest in or sponsor these programs.

	10. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or an offer of exchange or as otherwise permitted by law.

	11. Purchasing any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	12. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof, except as permitted under the Portfolio's investment goals and policies.

	13. Purchasing restricted securities, illiquid securities or other securities that are not readily marketable if more than 10% (15% in the case of the Total Return, International Equity, Emerging Growth and Diversified Strategic Income Portfolios) of the total assets of the Portfolio would be invested in such securities. With respect to the Money Market Portfolio, this restriction will not apply to securities subject to Rule 144A of the 1933 Act if two or more dealers make a market in such securities.

	14. Investing more than 10% of its total assets in time deposits maturing in more than seven calendar days (in the case of the Money Market Portfolio, time deposits maturing from two business days through six months).

	15. Purchasing any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for less than three years. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.)

	16. Making investments for the purpose of exercising control or management.

	17. Investing in warrants (except as permitted under the Portfolio's investment goals and policies or other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% (5% in the case of the International Equity Portfolio) of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign exchange to the extent permitted by applicable state securities laws.

	18. With regard to the Equity Income Portfolio, purchase 10% or more of the voting securities of a public utility or public utility holding company, so as to become a public utility holding company as defined in the Public Utility Holding Company Act of 1935, as amended.

	The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.


Portfolio Turnover
	The Money Market Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Portfolio. The other Portfolios do not intend to seek profits through short-term trading. Nevertheless, the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions.

	A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio's securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Under certain market conditions, a Portfolio authorized to engage in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by a Portfolio (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of a Portfolio's securities that are included in the computation of turnover were replaced once during a period of one year.

	The Portfolios cannot accurately predict their portfolio turnover rates but anticipate that annual turnover for each Portfolio will not exceed the following percentages: Intermediate High Grade Portfolio - 100%; Diversified Strategic Income Portfolio - 100%; Equity Income Portfolio - 100%; Equity Index Portfolio - 20%; Growth & Income Portfolio - 50%; Appreciation Portfolio - 50%; Total Return Portfolio - 100%; Emerging Growth Portfolio - 100%; and International Equity Portfolio - 100%. For regulatory purposes, the portfolio turnover rate for the Money Market Portfolio will be considered 0%.

   	For the 1995, 1996 and 1997 fiscal years, the portfolio turnover rates for Portfolios having operations during the stated periods were as follows:


Portfolio
December 31,
1995
December 31,
1996
December 31,
1997
Appreciation
43%
39%
34%
Diversified Strategic
Income
46
10
47
Emerging Growth
121
84
102
Equity Income
33
28
42
Equity Index
5
7
6
Growth & Income
17
22
17
Intermediate High
Grade
121
116
66
International Equity
34
33
21
Total Return
81
82
75

	Certain other practices that may be employed by a Portfolio also could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what an Investment Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. See "Dividends and Taxes."

	Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of a Portfolio's shares as well as by requirements that enable the Portfolio to receive favorable tax treatment.

	The Fund's Board of Trustees will review periodically the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Portfolios.

Portfolio Transactions
   	Most of the purchases and sales of securities for a Portfolio, whether effected on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Portfolio are made by its Investment Adviser, which also is responsible for placing these transactions, subject to the overall review of the Fund's Trustees. With respect to the Diversified Strategic Income Portfolio, decisions to buy and sell U.S. securities for the Portfolio are made by MMC, the Portfolio's Adviser, which also is responsible for placing these transactions; however, the responsibility to make investment decisions with respect to foreign securities and to place these transactions rests with Global Capital Management, the Portfolio's Sub-Adviser. Although investment decisions for each Portfolio are made independently from those of the other accounts managed by its Adviser, investments of the type the Portfolio may make also may be made by those other accounts. When a Portfolio and one or more other accounts managed by its Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or disposed of by the Portfolio.

	Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions.
On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Commissions generally are fixed on most foreign exchanges. There is generally no stated commission in the case of securities traded in U.S. or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

	The following table sets forth certain information regarding each Portfolio's payment of brokerage commissions with the exception of the Money Market Portfolio and Intermediate High Grade Portfolio, which did not pay any brokerage commissions during these time periods.

Fiscal Year Ended December 31, 1997

Total Brokerage
Brokerage
Commissions
Portfolio
Commissions Paid
Paid to Smith
Barney
Appreciation
$76,960
$3,240
Diversified Strategic
Income
0
0
Emerging Growth
24,590
324
Equity Income
75,365
1,200
Equity Index
6,685
0
Growth & Income
157,715
0
International Equity
57,156
650
Total Return
46,446
14,850

Fiscal Year Ended December 31, 1996

Total Brokerage
Brokerage
Commissions
Portfolio
Commissions Paid
Paid to Smith
Barney
Appreciation
$97,345
$0
Diversified Strategic
Income
1,200
0
Emerging Growth
24,692
566
Equity Income
54,224
4,320
Equity Index
3,060
0
Growth & Income
6,360
60
International Equity
79,738
1,859
Total Return
338,129
6,000

Fiscal Year Ended December 31, 1995

Total Brokerage
Brokerage
Commissions
Portfolio
Commissions Paid
Paid to Smith
Barney
Appreciation
$73,446
$2,370
Diversified Strategic
Income
800
0
Emerging Growth
34,596
1,039
Equity Income
73,350
900
Equity Index
3,290
0
Growth & Income
14,338
198
International Equity
95,068
3,578
Total Return
120,351
--

Fiscal Year Ended December 31, 1997


% of Aggregate
Dollar

% of Aggregate
Amount of
Transactions

Brokerage
Commissions
Involving
Commissions
Portfolio
Paid to Smith
Barney Inc.
Paid to Smith
Barney Inc.
Appreciation
0.04%
0
Diversified Strategic
Income
0
0
Emerging Growth
1.32
0.95%
Equity Income
1.59
3.08%
Equity Index
0.03
0
Growth & Income
0
0
International Equity
1.14
2.43
Total Return
3.71
2.98

	In selecting brokers or dealers to execute securities transactions on behalf of a Portfolio, its Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, each Adviser will consider the factors that the Adviser deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement between the Fund and an Adviser authorizes the Adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, the other Portfolios and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The fees under the investment advisory agreements and the sub-investment advisory and/or administration agreements between the Fund and the Advisers and the Sub-Adviser and/or Administrator, respectively, are not reduced by reason of their receiving such brokerage and research services. The Fund's Board of Trustees, in its discretion, may authorize the Advisers to cause the Portfolios to pay a broker that provides such brokerage and research services a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of such brokerage and research services. The Fund's Board of Trustees periodically will review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund.

	To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Fund's Board of Trustees has determined that portfolio transactions for a Portfolio may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of its Adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules adopted by the SEC, Smith Barney may directly execute transactions for a Portfolio of the Fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Smith Barney to effect such transactions; and (b) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.


	The Portfolios will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC.

	The Portfolios may use Smith Barney as a commodities broker in connection with entering into futures contracts and options on futures contracts. Smith Barney has agreed to charge the Portfolios commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts.

Counsel and Auditors
	Willkie Farr & Gallagher serves as counsel to the Fund.
Stroock & Stroock & Lavan LLP serves as counsel to the Trustees who are not interested persons of the Fund.

   	KPMG Peat Marwick LLP ("Peat Marwick"), independent auditors, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditors to examine and report on the Fund's financial statements and highlights for the fiscal year ending December 31, 1998.
Organization of the Fund
	The Fund was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated May 13, 1991, as amended from time to time (the "Trust Agreement"). The Fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993, October 14, 1994 and July 24, 1997, the Fund changed its name to Smith Barney Shearson Series Fund, Smith Barney Series Fund, and Greenwich Street Series Fund, respectively.

	In the interest of economy and convenience, certificates representing shares in the Fund are not physically issued. The Transfer Agent maintains a record of each shareholder's ownership of Fund shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Annuity owners generally vote by Portfolio, except with respect to the election of Trustees and the selection of independent public accountants. The variable account will vote the shares of the Fund held by the variable account at regular and special meetings of the shareholders of the various Portfolios in accordance with instructions received from the owners of a variable annuity contract or a certificate evidencing interest in a variable annuity (the "Contract"), offered by certain insurance companies designated by the Fund, having a voting interest in the relevant subaccount (the "Subaccount"). For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus.

	There will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

	Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a Contract owner incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that the Fund's management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.
PURCHASE OF SHARES
   	The Fund offers its shares of capital stock on a continuous basis. Shares can only be acquired by buying a Contract from a life insurance company designated by the Fund and directing the allocation of part or all of the net purchase payment to one or more of ten subaccounts, each of which invests in a Portfolio as permitted under the Contract prospectus. Investors should read this SAI and the Fund's Prospectus dated April 30, 1998 along with the Contract prospectus.


Sales Charges and Surrender Charges
	The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. Surrender charges may be assessed under the Contract, as described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.
REDEMPTION OF SHARES
	The Fund will redeem any shares presented by the Subaccounts, its sole shareholders, for redemption. The Subaccounts' policy on when or whether to buy or redeem Fund shares is described in the Contract prospectus.

	Payment upon redemption of shares of a Portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a Portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) when trading in the markets the Portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Portfolio's investments or determination of its net asset value not reasonably practicable; or (c) for such other periods as the SEC by order may permit for the protection of the Portfolio's shareholders.

	Should the redemption of shares of a Portfolio be suspended or postponed, the Fund's Board of Trustees may make a deduction from the value of the assets of the Portfolio to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all owners of the Contract.
NET ASSET VALUE
	As noted in the Prospectus, the Fund will not calculate the net asset value of the Portfolios on certain holidays. On those days, securities held by a Portfolio may nevertheless be actively traded, and the value of the Portfolio's shares could be significantly affected.

   	Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset values of certain Portfolios may not take place contemporaneously with the determination of the prices of some of their respective portfolio securities used in such calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Fund's Board of Trustees. In carrying out the Board's valuation policies, the Administrator may consult with an independent pricing service (the "Pricing Service") retained by the Fund.

	Debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued by MMC, after consultation with the Pricing Service. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Fund's Board of Trustees.

The Money Market Portfolio
	The valuation of the portfolio securities of the Money Market Portfolio is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

	The use by the Money Market Portfolio of the amortized cost method of valuing its portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of ninety days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities determined by the Board of Trustees of the Fund to be "Eligible Securities," as determined by the SEC, with minimal credit risks. Pursuant to the rule, the Fund's Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's holdings by the Fund's Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

	The rule also provides that the extent of any deviation between the Portfolio's net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Fund's Board of Trustees. In the event that the Fund's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Fund's Board of Trustees must cause the Portfolio to take such corrective action as the Fund's Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.
PERFORMANCE DATA
	From time to time, the Fund may quote yield or total return in advertisements or in reports and other communications to shareholders.

Average Annual Total Return
	A Portfolio's "average annual total return" figure described in the Prospectus and shown below is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

Where: P =	a hypothetical initial payment of $1,000.
T =	average annual total return.
n =	number of years.

ERV =	Ending Redeemable Value of a hypothetical $1,000
payment made at the beginning of the one-, five- or ten-year (or other) period at the end of the one-, five- or ten-year (or other) period (or fractional portion thereof).

	The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A Portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the Portfolio.

	The average annual total returns for the Portfolios then in existence were as follows for the periods indicated (reflecting the waivers of investment advisory and administration fees and reimbursement of expenses):




Per annum for
the



period from



commencement

One-Year
Period
Five-Year
Period
of operations
Portfolio
Ended
12/31/97
Ended
12/31/97
through
12/31/97




Appreciation*
26.39
15.62
14.34
Diversified Strategic
Income*
  8.14
  8.85
  7.54
Emerging Growth**
21.16
---
18.00
Equity Income*
23.52
11.46
11.45
Equity Index*
32.16
19.07
17.42
Growth & Income*
22.94
15.21
13.79
Intermediate High Grade*
  8.67
  6.38
  6.38
International Equity**
  (2.18)
---
  4.35
Total Return**
16.84
---
18.89

*	Portfolio commenced operations on October 16, 1991.
**	Portfolio commenced operations on December 3, 1993.


Aggregate Total Return
	A Portfolio's aggregate total return figure described in the Prospectus and shown below represents the cumulative change in the value of an investment in a Portfolio for the specified period and is computed by the following formula:

ERV - P
P

Where: P =	a hypothetical initial payment of $10,000.

ERV =	Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of the one-, five- or ten-year (or other) period at the end of the one-, five- or ten-year period
(or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	The aggregate total returns for the Portfolios then in existence were as follows for the periods indicated (reflecting the waiver of investment advisory and administration fees and reimbursement of expenses):




Per annum for
the



Period from



Commencement

One-Year
Period
Five-Year
Period
of operations
Portfolio
Ended
12/31/97
Ended
12/31/97
Through
12/31/97




Appreciation*
26.39
106.58
129.99
Diversified Strategic
Income*
  8.14
  52.79
 57.13
Emerging Growth**
21.16
---
 96.46
Equity Income*
23.52
 72.06
 96.10
Equity Index*
32.16
139.31
171.27
Growth & Income*
22.94
103.00
123.21
Intermediate High Grade*
 8.67
 36.26
 46.90
International Equity**
 (2.18)
---
 18.97
Total Return**
16.84
---
102.54

*	Portfolio commenced operations on October 16, 1991.
**	Portfolio commenced operations on December 3, 1993.

	It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

	From time to time, the Fund may quote the performance of a Portfolio in terms of total return in reports or other communications to shareholders or in advertising material. A Portfolio's total return combines principal changes and income dividends and capital gains distributions reinvested for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period. The period selected will depend upon the purpose of reporting the performance.

	A Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Portfolio with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

	The following comparative performance information may be used from time to time in advertising the Fund's shares:

	(1) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth.

	(2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

	(3) Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets.

	(4) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

	(5) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

	(6) S&P 500, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly, traded stocks in the U.S.

	(7) Salomon Brothers Broad Investment Grade Index, which is a widely used index, composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

	(8)  Dow Jones Industrial Average.

	(9)  Financial News Composite Index.

	(10) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

	(11) Data and comparative performance rankings published or prepared by CDA Investment Technologies, Inc.

	(12) Data and comparative performance rankings published or prepared by Wiesenberger Investment Company Service.

	Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Merrill Lynch, Bear Stearns
& Co., Inc., Morgan Stanley, and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board and performance rankings and ratings reported periodically in national financial publications.

TAXES
	Each Portfolio will be treated as a separate taxpayer for federal income tax purposes with the result that: (a) each Portfolio must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

Regulated Investment Company Status
   	The Fund intends that each Portfolio will continue to qualify separately each year as a "regulated investment company" under Subchapter M of the Code. A qualified Portfolio will not be liable for federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Portfolio receives annually at least 90% of its net investment income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. In addition, each Portfolio must distribute at least 90% of its net investment income each year.

	To qualify as a regulated investment company, a Portfolio also must earn less than 30% of its gross income from the disposition of certain investments held for less than three months. The 30% test will limit the extent to which a Portfolio may: sell stock or securities held for less than three months; effect short sales of stock or securities held for less than three months (or of substantially identical securities); write certain options, futures and forward contracts which expire in less than three months; and effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months.
(If a Portfolio purchases a put option for the purpose of hedging an underlying portfolio security, the acquisition of the option is treated as a short sale of the underlying security unless, for purposes of the 30% test only, the option and the security are acquired on the same date.) Finally, as discussed below, this requirement also may limit investments by certain Portfolios in options on stock indices, options on nonconvertible debt securities, futures contracts and options on futures contracts.

	If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock.

Taxation of Investment by the Portfolios
	A Portfolio's transactions in foreign currencies, forward contracts, options, futures contracts (including options and futures contracts on foreign currencies) and warrants will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the 90% distribution requirement for avoiding income tax. Each Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract, warrant or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

Segregated Asset Account
	The Fund has been informed that certain of the life insurance companies offering Contracts intend to qualify each of the Subaccounts as a "segregated asset account" within the meaning of the Code. For a Subaccount to qualify as a segregated asset account, the Portfolio in which such Subaccount holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, a Portfolio may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers. However, certain increases are made to the percentage limitations to the extent of investments in United States Treasury obligations. For these purposes, all obligations of the United States Treasury and each instrumentality are treated as securities of separate issuers.

	Income on assets of a Subaccount qualified as a segregated asset account whose underlying investments are adequately diversified will not be taxable to Contract owners. However, in the event a Subaccount is not so qualified, all annuities allocating any amount of premiums to such Subaccount will not qualify as annuities for federal income tax purposes and the holders of such annuities would be taxed on any income on the annuities during the period of disqualification.

	The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments. In particular, the ability of the Money Market and Intermediate High Grade Portfolios to invest in U.S. government securities other than direct United States Treasury obligations may be materially limited by these diversification requirements.

CUSTODIAN AND TRANSFER AGENT
	PNC, located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania 19103, serves as the custodian of the Fund with respect to all Portfolios except Diversified Strategic Income and International Equity Portfolios pursuant to a custodian agreement.

	Chase, located at Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of Diversified Strategic Income Portfolio and International Equity Portfolio pursuant to a custodian agreement.

	Under the custodian agreements, the respective Custodian holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, the Custodian receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges (including out-of-pocket expenses and costs of any foreign and U.S. sub-custodians). The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

   	First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer and dividend-paying agent.
Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund, distributes dividends and distributions payable by the Fund and produces statements with respect to account activity for the Fund and its shareholders. For these services, the Transfer Agent receives fees from the Fund computed on the basis of the number of shareholder accounts that the Transfer Agent maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS
	The Fund's Annual Report for the fiscal year ended December 31, 1997 is incorporated herein by reference in its entirety.




APPENDIX
RATINGS ON DEBT OBLIGATIONS
BOND (AND NOTES) RATINGS
Moody's Investors Service, Inc.
	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Standard & Poor's
	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated `BB', `B', `CCC', `CC' or `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-): The ratings from `AA' to `B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

	Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

	+ - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
Fitch IBCA, Inc.
	AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

	AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

	A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

	BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

	BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

	B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

	CCC, CC, C - Default on bonds rated CCC,CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

	Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.
COMMERCIAL PAPER RATINGS
Moody's Investors Service, Inc.
	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Standard & Poor's
	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
Fitch IBCA, Inc.
	Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

	The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

	Fitch's short-term ratings are as follows:

	F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

	F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

	F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

	F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.
Duff & Phelps Inc.
	Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

	Duff 1 - Indicates a high certainty of timely payment.

	Duff 2 - Indicates a good certainty of timely payment:
liquidity factors and company fundamentals are sound.
The Thomson BankWatch ("TBW")
	TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

	TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.




GREENWICH STREET SERIES FUND

PART C

Item 24.		Financial Statements and Exhibits

(a)	Financial Statements

		Included in Part A:

			Financial Highlights

		Included in Part B:

The Registrant's Annual Report for the fiscal year
ended December 31, 1997 and the	report of
Independent Accountants are incorporated by reference to the Definitive 30b2-1 filed on March
6, 1998 as Accession # 91155-98-145.

		Included in Part C:

			Consent of Independent Auditors

(b)	Exhibits

	All references are to the Registrant's Registration
Statement on Form N-1A (the "Registration Statement") as filed with the SEC on May 16, 1991 (File Nos. 33-40603 and 811-6310).

(1) (a)	Registrant's Master Trust Agreement and Amendment Nos. 1
and 2 are incorporated by reference to Post-Effective
Amendment No. 6 to the Registrant's Registration
Statement as filed with the SEC on December 1, 1993
("Post-Effective Amendment No. 6").

(2)		Registrant's by-laws are incorporated by reference to the
Registration Statement.

(3)		Not applicable.

(4)   (a)	Specimen certificates for shares of beneficial interest
in the Money Market Portfolio, Intermediate High Grade
Portfolio, Diversified Strategic Income Portfolio, Equity
Income Portfolio, Equity Index Portfolio, Growth and
Income Portfolio and Appreciation Portfolio is incorporated by reference to Pre-Effective Amendment No.
1 to the Registrant's Registration Statement as filed with the SEC on July 10, 1991 ("Pre-Effective Amendment
No. 1").

(5)   (a) 	Investment Advisory Agreement dated April 1, 1995 between
the Registrant and Travelers Investment Management
Company relating to Equity Index Portfolio, is incorporated by reference to Post-Effective Amendment No.
10 to the Registrant's Registration Statement as filed with the SEC on May 3, 1995 ("Post-Effective Amendment
No. 10").

    (b)	Investment Advisory Agreements dated July 30, 1993
between the Registrant and Greenwich Street Advisors relating to Money Market, Intermediate High Grade,
Diversified Strategic Income, Equity Income and Growth and Income Portfolios and between the Registrant and Smith Barney Shearson Asset Management relating to
Appreciation Portfolio dated July 30, 1993, are incorporated by reference to Post-Effective Amendment No.
4 to the Registrant's Registration Statement as filed with the SEC on October 22, 1993 ("Post Effective
Amendment No. 4").

(c)	Investment Advisory Agreement with Smith Barney Shearson
Asset Management relating to Total Return Portfolio, dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

    (d)	Investment Advisory Agreement with Smith, Barney
Advisers, Inc. relating to International Equity
Portfolio, dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

    (e)	Investment Advisory Agreement with American Capital Asset
Management, Inc. relating to Emerging Growth Portfolio, is incorporated by reference to Post-Effective Amendment
No. 10.

    (f)	Form of Investment Advisory Agreement with Greenwich
Street Advisors relating to Diversified Strategic Income
Portfolio dated March 21, 1994 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC on May 1, 1994 ("Post-Effective Amendment No. 9").

    (g)	Form of Sub-Investment Advisory Agreement with Smith
Barney Global Capital Management Inc. relating to
Diversified Strategic Income Portfolio dated March 21,
1994 is incorporated by reference to Post-Effective
Amendment No. 9.

(6)(a)		Distribution Agreement with Smith Barney Shearson
Inc., dated July 30, 1993, is incorporated by reference to Post-Effective Amendment No. 4.

(7)	Not Applicable.

(8)(a)		Form of Custody Agreement between the Registrant
and PNC Bank, National Association is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement as filed with the SEC on September
6, 1995 ("Post-Effective Amendment No. 11").


(b) Form of Custody Agreement between the Registrant and The
Chase Manhattan Bank is incorporated by reference to Post-Effective Amendment No. 13 to the Registration
Statement as filed with the SEC on April 29, 1997 ("Post-
Effective Amendment No. 13").


(9)(a)	Administration Agreements dated June 4, 1994 with Smith
Barney Mutual Funds Management Inc. relating to Money
Market, Intermediate High Grade, Diversified Strategic
Income, Equity Income, Equity Index, Growth and Income,
Appreciation, Total Return, Emerging Growth and
International Equity Portfolios are incorporated by reference to Post-Effective Amendment No. 10.

    (b)	Transfer Agency Agreement between the Registrant and The
Shareholder Services Group, Inc. dated August 2, 1993 is incorporated by reference to Post-Effective Amendment No.
7 to the Registrant's Registration Statement as filed with the SEC on March 1, 1994 ("Post-Effective Amendment
No. 7").

(10)	Not applicable

(11)
                        Consent of Independent Accountants (filed herewith).


(12)	Not Applicable.

(13)	Purchase Agreement is incorporated by reference to Pre-
Effective Amendment No. 3 to the Registration Statement filed with the SEC on October 15, 1991.

(14)	Not Applicable.

(15)	Not Applicable.

(16)	Performance Data is incorporated by reference to Post-
Effective Amendment No. 1.

(17)
                         Financial Data Schedule (filed herewith).


(18)		Not Applicable.


Item 25.	Persons Controlled by or under Common Control with
Registrant


Shares of the Registrant will be offered to IDS Life
Insurance Company ("IDS Life") and IDS Life Insurance
Company of New York ("IDS Life of New York"), corporations organized under the laws of the State of Minnesota, for allocation to one or more separate subaccounts of the IDS Life Account SBS. IDS Life and IDS
Life of New York are wholly owned subsidiaries of American Express Financial Services, a corporation organized under the laws of the state of Delaware.


Item 26.		Number of Holders of Securities


(1)
Title of
Class
(2)
Number of Record Holders
by class as of April 17, 1998


Shares of Beneficial Interest

par value
$.001 per share

Appreciation Portfolio
5

Diversified Strategic Income
Portfolio
4

Emerging Growth Portfolio
3

Equity Income Portfolio
4

Equity Index Portfolio
5

Intermediate High Grade Portfolio
5

International Equity Portfolio
5

Growth & Income Portfolio
4

Money Market Portfolio
3

Total Return Portfolio
4




Item 27.			Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 3.


Item 28(a).		Business and Other Connections of Investment
Adviser


Investment Adviser--Mutual Management Corp., formerly known as Smith Barney Mutual Funds Management Inc.
("MMC").

MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as
Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers").
MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "1940 Act").

The list required by this Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MMC pursuant to the Investment Advisers Act of 1940 Act (the
"Advisers Act") (SEC File No. 801-8314).


Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser - - Smith Barney Global Capital
Management, Inc.

Investment Adviser - - Smith Barney Global Capital
Management, Inc. ("SBGCM") was incorporated on January
22, 1988 under the laws of the State of Delaware. SBGCM is an indirect wholly owned subsidiary of Smith Barney
Holdings Inc., which in turn is a wholly owned subsidiary of Travelers. SBGCM is an investment adviser registered with the Securities and Exchange Commission in the United
States and with the Investment Management Regulatory
Organization Limited in the United Kingdom. SBGCM conducts its operations primarily in the United Kingdom.

The list required by this Item 28 of officers and directors of SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBGCM pursuant to the Advisers Act (SEC File No. 801-31824).


Item 28(a).	Business and Other Connections of Investment Adviser

   		Investment Adviser - - Van Kampen American Capital Asset
Management, Inc.

Van Kampen American Capital Asset Management Inc.
("VKAC"), is located at One Parkview Plaza, Oakbrook
Terrace, Illinois 60181 and through its predecessors, has been in the investment counseling business since 1926.
VKAC is a wholly owned subsidiary of VK/AC Holding, Inc.
VK/AC Holding, Inc. is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co.


The list required by this Item 28 of officers and directors of VKAC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM
ADV filed by VKAC pursuant to the Advisers Act (SEC File
No. 801-1169).


Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser -- Travelers Investment Management
Company

Travelers Investment Management Company ("TIMCO"), is located at One Tower Square, Hartford, Connecticut 06183, and has been in the investment counseling business since
1976. TIMCO is a wholly owned subsidiary of Travelers
Group Inc.

The list required by this Item 28 of officers and directors of TIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form
ADV filed by TIMCO pursuant to Advisers Act (SEC File No.
801-07212).


Item 29.		Principal Underwriters


Smith Barney Inc. ("Smith Barney") currently acts as a distributor for Consulting Group Capital Markets Funds;
Global Horizons Investment Series (Cayman Islands);
Greenwich Street California Municipal Fund Inc.;
Greenwich Street Municipal Fund Inc.; Greenwich Street
Series Fund; High Income Opportunity Fund Inc.; The Italy
Fund Inc.; Managed High Income Portfolio Inc.; Managed
Municipals Portfolio II Inc.; Managed Municipals
Portfolio Inc.; Municipal High Income Fund Inc.; Puerto
Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable
Rate Government Income Fund; Smith Barney Aggressive
Growth Fund Inc.; Smith Barney Appreciation Fund Inc.;
Smith Barney Arizona Municipals Fund Inc.; Smith Barney
California Municipals Fund Inc.; Smith Barney Concert
Allocation Series Inc.; Smith Barney Small Cap Blend
Fund, Inc.; Smith Barney Equity Funds; Smith Barney
Fundamental Value Fund Inc.; Smith Barney Funds, Inc.;
Smith Barney Income Funds; Smith Barney Income Trust;
Smith Barney Institutional Cash Management Fund, Inc.;
Smith Barney Intermediate Municipal Fund, Inc.; Smith
Barney Investment Funds Inc.; Smith Barney Investment
Trust; Smith Barney Managed Governments Fund Inc.; Smith
Barney Managed Municipals Fund Inc.; Smith Barney
Massachusetts Municipals Fund; Smith Barney Money Funds,
Inc.; Smith Barney Muni Funds; Smith Barney Municipal
Fund, Inc.; Smith Barney Municipal Money Market Fund,
Inc.; Smith Barney Natural Resources Fund Inc.; Smith
Barney New Jersey Municipals Fund Inc.; Smith Barney
Oregon Municipals Fund Inc.; Smith Barney Principal
Return Fund; Smith Barney Telecommunications Trust; Smith
Barney Variable Account Funds; Smith Barney World Funds,
Inc.; Smith Barney Worldwide Special Fund N.V.
(Netherlands Antilles); Travelers Series Fund Inc.; The
USA High Yield Fund N.V.; Worldwide Securities Limited
(Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.

(b)	Smith Barney is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers Group Inc. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

(c)	Not applicable.

Item 30.	Location of Accounts and Records




 (1)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York  10013
	(Records relating to its function as Investment Adviser and Administrator)


(2)		Van Kampen American Capital Asset Management, Inc.
	One Parkview Plaza,
	Oakbrook Terrace, Illinois 60181
	(Records relating to its function as Investment Adviser)

(3)		Smith Barney Global Capital Management Inc.
	10 Piccadilly
	London, U.K. W1V-9LA
	(Records relating to its function as Sub- Investment
Adviser)

(4)		Travelers Investment Management Company
	One Tower Square
	Hartford, CT 06183-2030
	(Records relating to its function as Investment Adviser)

(5)		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, PA 19103
		(Records relating to its function as Custodian)

(6)		First Data Investor Services Group, Inc.
	One Exchange Place
	53 State Street
	Boston, Massachusetts  02109
	(Records relating to its function as Transfer Agent and Dividend Paying Agent)


Item 31.	Management Services

		Not Applicable.

Item 32.	Undertakings

		None


485(b) Certification

The Registrant hereby certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 24th day of April, 1998.



GREENWICH STREET SERIES FUND


By: /s/Heath B. McLendon
	Heath B. McLendon
	Chairman of the Board


	WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.


/s/Heath B. McLendon
Heath B. McLendon

Chairman of the Board
and Chief Executive
Officer


   April 24,
1998
/s/Lewis E. Daidone
Lewis E. Daidone

Senior Vice President
and Treasurer (Chief
Financial and
Accounting Officer)


   April 24,
1998
/s/Herber Barg*
Herbert Barg


Trustee

   April 24,
1998
/s/Alfred J. Bianchetti*
Alfred J. Bianchetti


Trustee

   April 24,
1998
/s/Martin Brody*
Martin Brody


Trustee

   April 24,
1998
/s/Dwight B. Crane*
Dwight B. Crane


Trustee

   April 24,
1998
/s/Burt N. Dorsett*
Burt N. Dorsett


Trustee

   April 24,
1998
/s/Elliot S. Jaffe*
Elliot S. Jaffe


Trustee

   April 24,
1998
/s/Stephen E. Kaufman*
Stephen E. Kaufman


Trustee

   April 24,
1998
/s/Joseph J. McCann
Joseph J. McCann


Trustee

   April 24,
1998
/s/Cornelius C. Rose, Jr.*
Cornelius C. Rose, Jr.

Trustee

   April 24,
1998

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 16, 1997.


/s/ Heath B. McLendon
Heath B. McLendon






					EXHIBIT INDEX


Exhibit No.	Exhibit

11(b)		Auditor's Consent

17		Financial Data Schedule